HARTFORD LIFE INSURANCE COMPANY -
PUTNAM HARTFORD INHERITANCE MANAGER VARIABLE LIFE
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

P. O. Box 2999
Hartford, CT 06104-2999
Telephone (800) 231-5453
--------------------------------------------------------------------------------

This Prospectus describes Putnam Hartford Inheritance Manager Variable Life, a modified single premium variable life insurance policy ("Policy" or "Policies") offered by Hartford Life Insurance Company ("Hartford") to applicants age 90 and under. The Policy lets the Policy Owner pay a single premium and, subject to restrictions, additional premiums.

The Policy is a modified endowment contract for federal income tax purposes, except in certain cases described under "Federal Tax Considerations," page 25. A LOAN, DISTRIBUTION OR OTHER AMOUNT RECEIVED FROM A MODIFIED ENDOWMENT CONTRACT DURING THE LIFE OF THE INSURED WILL BE TAXED TO THE EXTENT OF ANY ACCUMULATED INCOME IN THE POLICY. ANY SURRENDER AMOUNTS THAT ARE TAXABLE WILL BE SUBJECT TO A 10% ADDITIONAL TAX, WITH CERTAIN EXCEPTIONS.

Generally, the minimum initial premium Hartford will accept is $10,000. The initial premium will be allocated to the Putnam Money Market Sub-Account. After the right to cancel period has expired, the amounts allocated will be transferred to the Funds specified in the Policy Owner's application. The underlying investment options ("Funds") of Putnam Variable Trust currently available under the Policy are:

Putnam Asia Pacific Growth Sub-Account                -  shares of Class IA of the Putnam VT Asia Pacific Growth
                                                         Fund of the Putnam Variable Trust
Putnam Diversified Income Sub-Account                 -  shares of Class IA of the Putnam VT Diversified Income
                                                         Fund Bond Fund of the Putnam Variable Trust (a bond
                                                         fund)
The George Putnam Fund Sub-Account                    -  shares of Class IA of the Putnam VT The George Putnam
                                                         Fund of Boston of the Putnam Variable Trust
Putnam Global Asset Allocation Sub-Account            -  shares of Class IA of the Putnam VT Global Asset
                                                         Allocation Fund of the Putnam Variable Trust
Putnam Global Growth Sub-Account                      -  shares of Class IA of the Putnam VT Global Growth Fund
                                                         of the Putnam Variable Trust
Putnam Growth and Income Sub-Account                  -  shares of Class IA of the Putnam VT Growth and Income
                                                         Fund of the Putnam Variable Trust
Putnam Health Sciences Sub-Account                    -  shares of Class IA of the Putnam VT Health Sciences
                                                         Fund of the Putnam Variable Trust
Putnam High Yield Sub-Account                         -  shares of Class IA of the Putnam VT High Yield Fund of
                                                         the Putnam Variable Trust
Putnam International Growth Sub-Account               -  shares of Class IA of the Putnam VT International
                                                         Growth Fund of the Putnam Variable Trust
Putnam International Growth and Income                -  shares of Class IA of the Putnam VT International
  Sub-Account                                            Growth and Income Fund of the Putnam Variable Trust
Putnam International New Opportunities                -  shares of Class IA of the Putnam VT International New
  Sub-Account                                            Opportunities Fund of the Putnam Variable Trust (an
                                                         international fund)
Putnam Investors Sub-Account                          -  shares of Class IA of the Putnam VT Investors Fund of
                                                         the Putnam Variable Trust
Putnam Money Market Sub-Account                       -  shares of Class IA of the Putnam VT Money Market Fund
                                                         of the Putnam Variable Trust
Putnam New Opportunities Sub-Account                  -  shares of Class IA of the Putnam VT New Opportunities
                                                         Fund of the Putnam Variable Trust (a capital
                                                         appreciation fund)
Putnam New Value Sub-Account                          -  shares of Class IA of the Putnam VT New Value Fund of
                                                         the Putnam Variable Trust
Putnam OTC & Emerging Growth Sub-Account              -  shares of Class IA of the Putnam VT OTC & Emerging
                                                         Growth Fund of the Putnam Variable Trust
Putnam Research Sub-Account                           -  shares of Class IA of the Putnam VT Research Fund of
                                                         the Putnam Variable Trust
Putnam U.S. Government and High Quality Bond          -  shares of Class IA of the Putnam VT U. S. Government
  Sub-Account                                            and High Quality Bond Fund of the Putnam Variable Trust
Putnam Utilities Growth & Income Sub-Account          -  shares of Class IA of the Putnam VT Utilities Growth
                                                         and Income Fund of the Putnam Variable Trust
Putnam Vista Sub-Account                              -  shares of Class IA of the Putnam VT Vista Fund of the
                                                         Putnam Variable Trust (a capital appreciation fund)
Putnam Voyager Sub-Account                            -  shares of Class IA of the Putnam VT Voyager Fund of the
                                                         Putnam Variable Trust (a capital appreciation fund)

                            1     - PROSPECTUS

There is no guaranteed minimum Account Value for a Policy. The Account Value of a Policy will vary up or down to reflect the investment experience of the Funds to which premiums have been allocated. The Policy Owner bears the investment risk for all amounts allocated to the Funds. The Policy continues in effect as along as the Cash Surrender Value is sufficient to pay the monthly charges under the Policy ("Deduction Amount"). The Policy may terminate if the Cash Surrender Value is insufficient to cover a Deduction Amount and, after expiration of a specified period, no additional premium payments are received by Hartford.

The Policies provide for a Face Amount, which is the minimum death benefit under a Policy. The Death Benefit may be greater than the Face Amount. The Account Value will, and under certain circumstances the Death Benefit of the Policy may, increase or decrease based on the investment experience of the Funds to which premiums have been allocated. However, while the Policy is in force, the Death Benefit will never be less than the Face Amount. At the death of the Insured, Hartford will pay the Death Proceeds to the beneficiary. The Death Proceeds equal the Death Benefit less any Indebtedness under the Policy.

IT MAY NOT BE ADVANTAGEOUS TO PURCHASE VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A VARIABLE LIFE INSURANCE POLICY.

THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE APPLICABLE ELIGIBLE FUNDS WHICH CONTAIN A FULL DESCRIPTION OF THOSE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THIS PROSPECTUS AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION CAN BE FOUND AT THE COMMISSION'S WEB SITE (HTTP://WWW.SEC.GOV).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE PRODUCTS DESCRIBED HEREIN ARE NOT DEPOSITS OF, OR GUARANTEED BY ANY BANK, NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

The date of this Prospectus is May 1, 1998, revised as of January 20, 1999.

                            2     - PROSPECTUS

TABLE OF CONTENTS
      -------------------------------------------------------------------

                                                                         Page
 ----------------------------------------------------------------------------
    Special Terms                                                          4
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    Summary                                                                6
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    The Company                                                            8
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    The Separate Account                                                   8
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       General                                                             8
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       Funds                                                               8
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       Investment Adviser                                                 10
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    The Policy                                                            11
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       Application for a Policy                                           11
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       Premiums                                                           11
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       Allocation of Premiums                                             11
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       Accumulation Unit Values                                           11
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    Deductions and Charges                                                12
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       Chart of Deductions and Charges                                    12
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       Cost of Insurance Charge                                           12
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       Administrative Charge                                              13
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       Annual Maintenance Fee                                             13
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       Surrender Charge                                                   13
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       Policy Owner Options                                               13
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          Option 1                                                        14
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          Option 2                                                        14
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       Other Deductions or Charges                                        15
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    Policy Benefits and Rights                                            15
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       Death Benefit                                                      15
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       Account Value                                                      15
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       Transfer of Account Value                                          15
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       Policy Loans                                                       16
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       Amount Payable on Surrender of the Policy                          17
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       Partial Surrenders                                                 17
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       Benefits at Maturity                                               17
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       Lapse and Reinstatement                                            17
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       Cancellation and Exchange Rights                                   17
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       Suspension of Valuation, Payments and Transfers                    18
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    Last Survivor Policies                                                18
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    Other Matters                                                         18
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       Voting Rights                                                      18
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
                                                                         Page
 ----------------------------------------------------------------------------

       Statements to Policy Owners                                        19
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       Limit on Right to Contest                                          19
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       Misstatement as to Age and Sex                                     19
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       Settlement Provisions                                              19
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       Beneficiary                                                        20
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       Assignment                                                         20
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       Dividends                                                          20
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    Executive Officers and Directors                                      21
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    Distribution of the Policies                                          25
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    Safekeeping of the Separate Account's Assets                          25
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    Federal Tax Considerations                                            25
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       General                                                            25
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       Taxation of Hartford and the Separate Account                      26
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       Income Taxation of Policy Benefits                                 26
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       Last Survivor Policies                                             26
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       Modified Endowment Contracts                                       26
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       Estate and Generation Skipping Taxes                               27
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       Diversification Requirements                                       27
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       Ownership of the Assets in the Separate Account                    27
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       Life Insurance Purchased for Use in Split Dollar Arrangements      28
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       Federal Income Tax Withholding                                     28
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       Non-Individual Ownership of Policies                               28
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       Other                                                              28
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       Life Insurance Purchases by Nonresident Aliens and Foreign
        Corporations                                                      28
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    Legal Proceedings                                                     28
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    Legal Matters                                                         28
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    Year 2000                                                             29
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    Experts                                                               29
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    Registration Statement                                                30
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    Appendix A - Special Information for Policies Purchased in New York   31
 ----------------------------------------------------------------------------
    Appendix B - Illustration of Benefits                                 32
 ----------------------------------------------------------------------------

The Policies and/or Policy Owner Option 2 may not be available in all states.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.

                            3     - PROSPECTUS

SPECIAL TERMS
      -------------------------------------------------------------------

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the Policy.

ACCUMULATION UNIT: An accounting unit of measure used to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of cumulative earnings (Account Value less premiums paid).

ANNUITY UNIT: An accounting unit of measure used to calculate the amount of annuity payments.

ATTAINED AGE: The Issue Age plus the number of fully completed Policy Years.

CASH SURRENDER VALUE: The Cash Value less all Indebtedness.

CASH VALUE: The Account Value less any Surrender Charge and any Unamortized Tax charge due upon surrender.

CODE: The Internal Revenue Code of 1986, as amended.

COVERAGE AMOUNT: The Death Benefit less the Account Value.

DEATH BENEFIT: The greater of (1) the Face Amount specified in the Policy or (2) the Account Value on the date of death multiplied by a stated percentage as specified in the Policy.

DEATH PROCEEDS: The amount that Hartford will pay on the death of the Insured. This equals the Death Benefit less any Indebtedness.

DEDUCTION AMOUNT: A deduction on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges under Option 1, an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the Policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.

FUNDS: The registered management investment companies in which assets of the Separate Account may be invested.

GUIDELINE SINGLE PREMIUM: The "Guideline Single Premium" as defined in Section 7702 of the Code.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: All monies owed to Hartford by the Policy Owner, including all outstanding loans on the Policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED: The person on whose life the Policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from the Account Value of the Policy. Monthly Activity Dates occur on the same day of the month as the Policy Date.

POLICY: For a Policy issued to an individual, the Policy is the individual Policy and any endorsements or riders. For a group Policy, the Policy is a certificate evidencing a participatory interest in a group Policy and any endorsements or riders. Any references in this Prospectus to a Policy includes the certificate.

POLICY ANNIVERSARY: The anniversary of the Policy Date.

POLICY DATE: The date from which Policy Anniversaries and Policy Years are measured.

POLICY LOAN RATE: The interest rate charged on Policy loans.

POLICY OWNER: The owner of the Policy

POLICY OWNER OPTIONS: The Policy Owner may elect one of two options offered by Hartford to pay Mortality and Expense Risk charges and certain tax related charges. The Policy Owner must elect the option at the time the Policy is issued and the option cannot be changed once the Policy is issued. The following options are available:

  OPTION 1: ASSET BASED CHARGES: Under this option the Policy Owner elects to pay a Mortality and Expense Risk charge that is deducted monthly from Account Value at an annual rate of .90% in Policy Years 1 through 10 and at an annual rate of .50% in Policy Years 11 and beyond; a Tax Expense charge that is also deducted monthly at an annual rate of .40% for the first 10 Policy Years and an Unamortized Tax charge that is imposed during the first 9 Policy Years on surrenders or partial surrenders according to the rate set forth in "Deductions and Charges - Policy Owner Options - Unamortized Tax Charge" page
  14. See "Deductions and Charges - Policy Owner Options," page 13.

  OPTION 2: FRONTED CHARGES: Under this option the Policy Owner elects to pay a Mortality and Expense Risk charge that is deducted monthly from Account Value at an annual rate of .65% in Policy Years 1 through 10 and an annual rate of .50% in Policy Years 11 and beyond and a Tax Expense charge that is deducted from any Premium payment in all Policy Years at an annual rate of 4.0%.

                            4     - PROSPECTUS

  This option is not available in all states. See "Deductions and Charges - Policy Owner Options," page 13.

POLICY YEAR: The twelve months between Policy Anniversaries.

SEPARATE ACCOUNT: Separate Account Five, an account established by Hartford to separate the assets funding the Policies from other assets of Hartford.

SUB-ACCOUNT: The subdivisions of the Separate Account.

SURRENDER CHARGE: A charge which may be assessed upon surrender of the Policy or partial surrenders in excess of the Annual Withdrawal Amount.

VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

                            5     - PROSPECTUS

SUMMARY
      -------------------------------------------------------------------

THE POLICIES
The Policies are life insurance policies with death benefits, cash values, and other traditional life insurance features. The Policies are "variable." Unlike the fixed benefits of ordinary whole life insurance, the Account Value will, and the Death Benefit may, increase or decrease based on the investment experience of the Funds to which premium payments have been allocated. The Policies are credited with units ("Accumulation Units") to calculate Account Values. The Policy Owner may transfer the Account Values among the Funds.

The Policies can be issued on a single life or "last survivor" basis. For a discussion of how last survivor Policies operate differently from single life Policies, see "Last Survivor Policies," page 18.
THE SEPARATE ACCOUNT AND
THE FUNDS
Separate Account Five ("Separate Account") funds the variable life insurance Policies offered by this Prospectus. Hartford established the Separate Account pursuant to Connecticut insurance law and organized as a unit investment trust registered under the Investment Company Act of 1940. The Policies currently offer 21 sub-accounts ("Sub-Accounts"), each investing exclusively in a Fund. The investment objectives of the Funds are as set forth in "The Separate Account," page 8. Applicants should read the Funds' prospectus accompanying this Prospectus in connection with the purchase of a Policy.

The following table shows annual fund operating expenses for 1997:

                         ANNUAL FUND OPERATING EXPENSES
                        (as a percentage of net assets)

                                          Management
                                             Fees      Other Expenses
                                           (absent      (absent any     Total Fund
                                           any fee        expense       Operating
                                           waivers)    reimbursements)  Expenses(1)
----------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund          0.800%         0.270%         1.070%
----------------------------------------------------------------------------------
Putnam VT Diversified Income Fund           0.690%         0.110%         0.800%
----------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of
 Boston (2)                                 0.650%         0.360%         1.010%
----------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund      0.660%         0.110%         0.770%
----------------------------------------------------------------------------------
Putnam VT Global Growth Fund                0.600%         0.150%         0.750%
----------------------------------------------------------------------------------
Putnam VT Growth and Income Fund            0.490%         0.040%         0.530%
----------------------------------------------------------------------------------
Putnam VT Health Sciences Fund (2)          0.700%         0.340%         1.040%
----------------------------------------------------------------------------------
Putnam VT High Yield Fund                   0.660%         0.060%         0.720%
----------------------------------------------------------------------------------

                                          Management
                                             Fees      Other Expenses
                                           (absent      (absent any     Total Fund
                                           any fee        expense       Operating
                                           waivers)    reimbursements)  Expenses(1)
----------------------------------------------------------------------------------
Putnam VT International Growth Fund (2)     0.800%         0.470%         1.270%
----------------------------------------------------------------------------------
Putnam VT International Growth and
 Income Fund                                0.800%         0.320%         1.120%
----------------------------------------------------------------------------------
Putnam VT International New
 Opportunities Fund (2)                     1.200%         0.680%         1.890%
----------------------------------------------------------------------------------
Putnam VT Investors Fund (2)                0.650%         0.330%         0.980%
----------------------------------------------------------------------------------
Putnam VT Money Market Fund                 0.450%         0.090%         0.540%
----------------------------------------------------------------------------------
Putnam VT New Opportunities Fund            0.580%         0.050%         0.630%
----------------------------------------------------------------------------------
Putnam VT New Value Fund                    0.700%         0.150%         0.850%
----------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (2)    0.700%         0.340%         1.040%
----------------------------------------------------------------------------------
Putnam VT Research Fund (2)                 0.650%         0.480%         1.130%
----------------------------------------------------------------------------------
Putnam VT U.S. Government and High
 Quality Bond Fund                          0.610%         0.080%         0.690%
----------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income
 Fund                                       0.670%         0.070%         0.740%
----------------------------------------------------------------------------------
Putnam VT Vista Fund                        0.650%         0.220%         0.870%
----------------------------------------------------------------------------------
Putnam VT Voyager Fund                      0.540%         0.050%         0.590%
----------------------------------------------------------------------------------

(1) "Management Fees" generally represent the fees paid to the investment adviser or its affiliate for investment and administrative services provided. "Other Expenses" are expenses (other than "Management Fees") which are deducted from the fund including legal, accounting and custodian fees. For a complete description of the nature of the services provided in consideration of the operating expenses deducted, please see the Fund prospectuses.

(2) The "Management Fees" and "Other Expenses" shown in the table above do not reflect an expense limitation. After an expense limitation, "Management Fees," "Other Expenses" and "Total Fund Operating Expenses" would have been:

                                                                        Total Fund
                                          Management                    Operating
                                             Fees      Other Expenses    Expenses
----------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of
 Boston*                                     0.49%          0.36%          0.85%
----------------------------------------------------------------------------------
Putnam VT Health Sciences Fund*              0.56%          0.34%          0.90%
----------------------------------------------------------------------------------
Putnam VT International Growth Fund          0.73%          0.47%          1.20%
----------------------------------------------------------------------------------
Putnam VT International New
 Opportunities Fund                          0.92%          0.68%          1.60%
----------------------------------------------------------------------------------
Putnam VT Investors Fund*                    0.52%          0.33%          0.85%
----------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund*        0.56%          0.34%          0.90%
----------------------------------------------------------------------------------
Putnam VT Research Fund*                     0.37%          0.48%          0.85%
----------------------------------------------------------------------------------

* Estimated "Management Fees," "Other Expenses," and "Total Fund Operating Expenses."

The investment adviser for all the Funds is Putnam Management. See "The Separate Account," page 8.

                            6     - PROSPECTUS

PREMIUMS
The Policy permits the Policy Owner to pay a large single premium and, subject to restrictions, additional premiums. The Policy Owner may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount). Under current underwriting rules, which are subject to change, applicants between the ages of 35 and 80 may be eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards. For applicants who are below age 35 or above age 80, or who do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies in those cases that represent substandard risks according to customary underwriting guidelines.

DEDUCTIONS AND CHARGES
On the Policy Date and on each Monthly Activity Date, Hartford will deduct a Deduction Amount from the Account Value. The Deduction Amount will be made pro rata from each Sub-Account. The Deduction Amount includes a cost of insurance charge, a Tax Expense charge under Option 1, an administrative charge and a mortality and expense risk charge. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date the Policy may lapse. See "Deductions and Charges," page 12, and "Policy Benefits and Rights - Lapse and Reinstatement," page 17.

If the Account Value on a Policy Anniversary or on any date the Policy is surrendered is less than $50,000, Hartford will deduct an annual maintenance fee of $30. See "Deductions and Charges - Annual Maintenance Fee," page 13.

The Policy Owner may pay certain deductions and charges by electing one of two available options at the time the Policy is issued. Once elected, the Policy Owner Options cannot be changed:

    Under Option 1:

    - a Mortality and Expense Risk charge is deducted monthly from Account Value at an annual rate of .90% in Policy Years I through 10 and at an annual rate of .50% in Policy Years 11 and beyond.

    - a Tax Expense charge is also deducted monthly at an annual rate of .40% for the first 10 Policy Years.

    - an Unamortized Tax charge is imposed during the first 9 Policy Years on surrenders or partial surrenders according to the rate set forth in "Deductions and Charges

    - Policy Owner Options - Unamortized Tax Charge," page 14.

    Under Option 2: (May not be available in all states)

    - a Mortality and Expense Risk charge is deducted monthly from Account Value at an annual rate of .65% in Policy Years 1 through 10 and an annual rate of .50% in Policy Years 11 and beyond.

    - a Tax Expense charge is deducted from any Premium payment in all Policy Years at an annual rate of 4.0%.

Hartford may set up a provision for income taxes against the assets of the Separate Account. See "Deductions and Charges - Taxes Charged Against the Separate Account," page 15, and "Federal Tax Considerations," page 25.

Applicants should review the Funds' prospectuses accompanying this Prospectus for a description of the charges assessed against the assets of the Funds.

Upon surrender of the Policy and partial surrenders in excess of the Annual Withdrawal Amount, a Surrender Charge may be assessed. See "Deductions and Charges - Surrender Charge," page 13.

For a discussion of the tax consequences of surrender of the Policy or a partial surrender, see "Federal Tax Considerations," page 25.

DEATH BENEFIT
The Policies provide for a Face Amount which is the minimum Death Benefit under the Policy. The Death Benefit may be greater than the Face Amount. At the death of the Insured, Hartford will pay the Death Proceeds to the beneficiary of the Policy. See "Policy Benefits and Rights - Death Benefit," page 15.

ACCOUNT VALUE
The Account Value of the Policy will increase or decrease to reflect the investment experience of the Funds applicable to the Policy and deductions for the monthly Deduction Amount. There is no minimum guaranteed Account Value and the Policy Owner bears the risk of the investment in the Funds. See "Policy Benefits and Rights - Account Value," page 15.

POLICY LOANS
A Policy Owner may obtain one or both types of cash loans from Hartford. Both types of loans are secured by the Policy. At the time a loan is requested, the aggregate amount of all loans (including the currently applied for loan) may not exceed 90% of the Cash Value. See "Policy Benefits and Rights - Policy Loans," page 16.

LAPSE
A Policy may terminate if the Cash Surrender Value on any Monthly Activity Date is less than the required Deduction Amount. Hartford will give written notice to the Policy Owner and a 61-day grace period during which additional amounts

                            7     - PROSPECTUS
may be paid to continue the Policy. See "Policy Benefits and Rights - Policy Loans," page 16, and "Lapse and Reinstatement," page 17.

CANCELLATION AND EXCHANGE RIGHTS
A Policy Owner has a limited right to return the Policy for cancellation. If the Policy Owner returns the Policy to Hartford or to the agent who sold the Policy, to be canceled within ten days after delivery of the Policy to the Policy Owner (in certain cases, this free-look period is longer), Hartford will return to the Policy Owner, within seven days thereafter, the greater of the premiums paid for the Policy, less any Indebtedness, or the sum of (1) the Account Value, less any Indebtedness, on the date the returned Policy is received by Hartford or its agent and (2) any deductions under the Policy or by the Funds for taxes, charges or fees.

In addition, once the Policy is in effect, it may be exchanged during the first 24 months after its issuance for a permanent life insurance Policy on the life of the Insured without submitting proof of insurability. See "Policy Benefits and Rights - Cancellation and Exchange Rights," page 17.

TAX CONSEQUENCES
The current federal tax law generally excludes all death benefit payments from the gross income of the Policy beneficiary. The Policies generally will be treated as modified endowment contracts. This status does not affect the Policies' classification as life insurance, nor does it affect the exclusion of death benefit payments from gross income. However, loans, distributions or other amounts received under a modified endowment contract are taxed to the extent of accumulated income in the Policy (generally, the excess of Account Value over premiums paid) and may be subject to a 10% penalty tax. See "Federal Tax Considerations," page 25.

THE COMPANY
      -------------------------------------------------------------------

Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware corporation.

Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's on the basis of its insurer financial strength and AA+ by Duff and Phelps on its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.

THE SEPARATE ACCOUNT
      -------------------------------------------------------------------

GENERAL
Separate Account Five ("Separate Account") is a separate account of Hartford established on August 17, 1994 pursuant to the insurance laws of the State of Connecticut and it is organized as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account meets the definition of "separate account" under federal securities law. Under Connecticut law, the assets of the Separate Account are held exclusively for the benefit of Policy Owners and persons entitled to payments under the Policies. The assets of the Separate Account are not chargeable with liabilities arising out of any other business which Hartford may conduct.

FUNDS
The underlying investment options for the Policies are shares of Class IA of the Putnam Variable Trust, an open-end series

                            8     - PROSPECTUS
investment company. The assets of each Sub-Account of the Separate Account are invested exclusively in one of the Funds. The underlying Funds corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to close funds or offer additional funds with differing investment objectives. There is no assurance that any of the Funds will achieve its stated objectives.

These Funds may not be available in all states.

PUTNAM VT ASIA PACIFIC GROWTH FUND Seeks capital appreciation by investing primarily in securities of companies located in Asia and in the Pacific Basin. The fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks.

PUTNAM VT DIVERSIFIED INCOME FUND Seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government Sector, a High Yield Sector (which invests primarily in what are commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which will produce both capital growth and current income.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.

PUTNAM VT GLOBAL GROWTH FUND Seeks capital appreciation through a globally diversified portfolio of common stocks.

PUTNAM VT GROWTH AND INCOME FUND Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.

PUTNAM VT HEALTH SCIENCES FUND Seeks capital appreciation by investing at least 80% of its assets (other than assets invested in U.S. government securities, short-term debt obligations, and cash or money market instruments) in common stocks and other securities of companies in the health sciences industries.

PUTNAM VT HIGH YIELD FUND Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the Fund prospectus.

PUTNAM VT INTERNATIONAL GROWTH FUND Seeks capital appreciation by investing primarily in equity securities of companies located in a country other than the United States.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND Seeks capital growth, and a secondary objective of high current income by investing primarily in common stocks that offer potential for capital growth and may, when consistent with its investment objectives, invest in common stocks that offer potential for current income. Under normal market conditions, the fund expects to invest substantially all of its assets in securities principally traded on markets outside the United States.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND Seeks long term capital appreciation by investing in companies that have above-average growth prospects due to the fundamental growth of their market sector. Under normal market conditions, the fund expects to invest substantially all of its total assets, other than cash or short-term investments held pending investment, in common stocks, preferred stocks, convertible preferred stocks, convertible bonds and other equity securities principally traded in securities markets outside the United States.

PUTNAM VT INVESTORS FUND Seeks long-term growth of capital and any increased income that results from this growth by investing primarily in common stocks that Putnam Management believes afford the best opportunity for capital growth over the long term.

PUTNAM VT MONEY MARKET FUND Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.

PUTNAM VT NEW OPPORTUNITIES FUND Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.

PUTNAM VT NEW VALUE FUND Seeks long-term capital appreciation by investing primarily in common stocks that Putnam Management believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.

PUTNAM VT OTC & EMERGING GROWTH FUND Seeks capital appreciation by investing primarily in common stocks that Putnam Management believes have potential for capital appreciation significantly greater than that of market averages.

PUTNAM VT RESEARCH FUND Seeks capital appreciation by investing primarily in common stocks recommended by

                            9     - PROSPECTUS

Putnam Management, as having the greatest potential for capital appreciation.

PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY BOND FUND Seeks current income consistent with preservation of capital by investing primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and in other debt obligations rated at least A by a nationally recognized securities rating agency such as Standard & Poor's or Moody's Investor Service, Inc. or, if not rated, determined by Putnam Management to be of comparable quality.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND Seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.

PUTNAM VT VISTA FUND Seeks capital appreciation by investing in a diversified portfolio of common stocks which Putnam Management believes have the potential for above-average capital appreciation.

PUTNAM VT VOYAGER FUND Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.

Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other funds managed by Putnam Management may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

The Funds are available only to serve as the underlying investment for variable annuity and variable life policies. A full description of the Funds, their investment objectives, policies and restrictions, risks, charges and expenses and other aspects of their operation is contained in the accompanying Fund's prospectus, which should be read in conjunction with this Prospectus before investing, and in the Trust Statement of Additional Information which may be ordered without charge from Putnam Investor Services, Inc.

It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Funds simultaneously. Although Hartford and the Funds do not currently foresee any such disadvantages either to variable annuity contract owners or to variable life insurance policy owners, the Trust's Board of Trustees intends to monitor events in order to identify any material conflicts between such contract owners and policy owners and to determine what action, if any, should be taken in response thereto. If the Fund's Board of Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable life policy owners and the variable annuity contract holders would not bear any expenses attendant upon establishment of such separate funds.

INVESTMENT ADVISER
Putnam Management, One Post Office Square, Boston, MA 02109, serves as the investment manager for the Funds. An affiliate, Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary policies. Putnam Management and its affiliates are wholly-owned subsidiaries of Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

Subject to the general oversight of the Trust's Board of Trustees, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the Trust prospectus accompanying this Prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

                            10    - PROSPECTUS

THE POLICY
      -------------------------------------------------------------------

APPLICATION FOR A POLICY
Individuals wishing to purchase a Policy must submit an application to Hartford. A Policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to Hartford. Acceptance is subject to Hartford's underwriting rules, and Hartford reserves the right to reject an application for any reason. IF AN APPLICATION FOR A POLICY IS REJECTED, THEN YOUR INITIAL PREMIUM WILL BE RETURNED ALONG WITH AN ADDITIONAL AMOUNT FOR INTEREST, BASED ON THE CURRENT RATE BEING CREDITED BY HARTFORD. No change in the terms or conditions of a Policy will be made without the consent of the Policy Owner.

The Policy will be effective on the Policy Date only after Hartford has received all outstanding delivery requirements and received the initial premium. The Policy Date is the date used to determine all future cyclical transactions on the Policy, e.g., Monthly Activity Date, Policy Months and Policy Years. The Policy Date may be prior to, or the same as, the date the Policy is issued.

If the Coverage Amount is over then current limits established by Hartford, the initial payment will not be accepted with the application. In other cases where Hartford receives the initial payment with the application, Hartford will provide fixed conditional insurance during underwriting according to the terms of a conditional receipt. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, on Policy delivery Hartford will require a sufficient payment to place the insurance in force.

PREMIUMS
The Policy permits the Policy Owner to pay a large single premium and, subject to restrictions, additional premiums. The Policy Owner may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount). Under current underwriting rules, which are subject to change, applicants between ages 35 and 80 may be eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards as evidenced in their responses in the application. For applicants who are below age 35 or above age 80, or who do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

Additional premiums are allowed if they do not cause the Policy to fail to meet the definition of a life insurance Policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. Hartford may require evidence of insurability for any additional premiums which increase the Coverage Amount. Generally, the minimum initial premium Hartford will accept is $10,000. Hartford may accept less than $10,000 under certain circumstances. Premium which does not meet the tax qualification guidelines for life insurance under the Code will not be applied to the Policy.

ALLOCATION OF PREMIUMS
Within three business days of receipt of a completed application and the initial premium at Hartford's Home Office, Hartford will allocate the entire premium to the Putnam Money Market Sub-Account. After the expiration of the right to cancel period, the Account Value in the Putnam Money Market Sub-Account will be allocated among the Funds, in whole percentages, to purchase Accumulation Units in the applicable Sub-Accounts as the Policy Owner directs in the application. Premiums received on or after the expiration of the right to cancel period will be allocated among the Sub-Accounts to purchase Accumulation Units in such Sub-Accounts as directed by the Policy Owner or, in the absence of directions, as specified in the original application. The number of Accumulation Units in each Sub-Account to be credited to a Policy (including the initial allocation to the Putnam Money Market Sub-Account) is determined first by multiplying the premium by the percentage to be allocated to each Fund to determine the portion to be invested in the Sub-Account. Each portion to be invested in each Sub-Account is then divided by the Accumulation Unit Value of that particular Sub-Account next computed after receipt of the premium payment.

ACCUMULATION UNIT VALUES
The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit Value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each Sub-Account is the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share dividends or capital gains by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period. Refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued, since such determination has a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a Policy. See also, "Policy Benefits and Rights - Account Value," page 15.

All valuations in connection with a Policy, e.g., with respect to determining Account Value and Cash Surrender Value and in connection with Policy Loans, or calculation of Death Benefits, or with respect to determining the number of

                            11    - PROSPECTUS

Accumulation Units to be credited to a Policy with each premium, other than the initial premium, will be made on the date the request or payment is received by Hartford at its Home Office if such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

DEDUCTIONS AND CHARGES
      -------------------------------------------------------------------

The deduction or charges associated with this Policy are subtracted, depending on the type of deduction or charge, from Premium payments as they are made, upon surrender or partial surrender of the Policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

Deductions are taken from Premium payments before allocations to the Sub-Accounts are made. Monthly Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a Policy. Each Deduction Amount will be subtracted pro rata from each

Sub-Account such that the proportion of Account Value of the Policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the Policy may lapse. See "Policy Benefits and Rights - Lapse and Reinstatement," page 17.

The Policy Owner may elect one of two options offered by Hartford to pay the Mortality and Expense Risk charge, the Tax Expense charge and any Unamortized Tax charge. Once selected, the option may not be changed. Option 2 may not be available in all states.

The following chart illustrates the charges and deductions associated with this Policy. For a more detailed discussion see the descriptions below:

  Deduction or Charge        Deducted from All Policies            When Deduction is made                 Amount Deducted
 ----------------------------------------------------------------------------------------------------------------------------------
 Cost of Insurance       Yes                                 Monthly                             Individualized depending on age,
                                                                                                 sex and other factors
 ----------------------------------------------------------------------------------------------------------------------------------
 Administrative Charge   Yes                                 Monthly                             .40% of amounts allocated to the
                                                                                                 Separate Account
 ----------------------------------------------------------------------------------------------------------------------------------
 Annual Maintenance Fee  Only Policies with an Account       On the Policy Anniversary Date or   $30.00
                         Value of less than $50,000 on the   upon surrender of the Policy
                         Policy Anniversary Date or date of
                         surrender
 ----------------------------------------------------------------------------------------------------------------------------------
 Surrender Charge        Yes                                 Upon surrender or partial           A percentage of the amount
                                                             surrender of the Policy             surrendered, depending on the
                                                                                                 Policy Year, which is attributable
                                                                                                 to premiums paid
 ----------------------------------------------------------------------------------------------------------------------------------
 Tax Expense Charge      Yes                                 Under Option 1: Monthly             Under Option 1: .40% of Account
                                                                                                 Value for Policy Years 1-10
                                                             Under Option 2: Receipt of premium  Under Option 2: 4% of each premium
                                                             payment                             payment in all Policy Years
 ----------------------------------------------------------------------------------------------------------------------------------
 Mortality and Expense   Yes                                 Monthly                             Under Option 1: .90% of Account
 Risk Charge                                                                                     Value in Policy Years 1-10 and
                                                                                                 .50% for Policy Years 11 and
                                                                                                 beyond.
                                                                                                 Under Option 2: .65% of Account
                                                                                                 Value in Policy Years 1-10 and
                                                                                                 .50% for Policy years 11 and
                                                                                                 beyond
 ----------------------------------------------------------------------------------------------------------------------------------
 Unamortized Tax Charge  No, only under Option 1             Upon surrender or partial           A percentage of the Account Value
                                                             surrender of the Policy             depending on the Policy Year the
                                                                                                 surrender takes place.
 ----------------------------------------------------------------------------------------------------------------------------------

COST OF INSURANCE CHARGE
The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid at issue. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. This charge is a guaranteed maximum monthly rate multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date.

                            12    - PROSPECTUS

For Policies eligible for simplified underwriting, standard risks have a guaranteed cost of insurance of 125% of the 1980 Commissioners Standard Ordinary Smoker/Non-Smoker Mortality Table through age 90, grading down to 100% of the 1980 Commissioners Standard Ordinary Smoker/Non-Smoker Mortality Table at age 100 (age last birthday). For Policies not eligible for simplified underwriting, standard risks have a guaranteed cost of insurance of 100% of the 1980 Commissioners Standard Ordinary Smoker/Non-Smoker Mortality Table. (Unisex rates may be required in some states.) A table of guaranteed cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. Substandard risks and Policies issued employing simplified underwriting procedures will be charged at a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Smoker/Non-Smoker Mortality Table (age last birthday). The multiple will be based on the Insured's substandard rating.

The Coverage Amount is first set on the Policy Date and then on each Monthly Activity Date. On such days, it is the Face Amount less the Account Value subject to a Minimum Coverage Amount. The Coverage Amount remains level between the Monthly Activity Dates. The Coverage Amount may be adjusted to continue to qualify the Policies as life insurance Policies under the current federal tax law. Under that law, the Minimum Coverage Amount is a stated percentage of the Account Value of the Policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.

EXAMPLE:

Face Amount = $100,000
Account Value on the Monthly Activity Date = $70,000
Insured's attained age = 60
Minimum Coverage Amount percentage for age 60 = 30%

On the Monthly Activity Date, the Coverage Amount is $30,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($70,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $21,000 (30% of $70,000). Since $21,000 is less than the Face Amount less the Account Value ($30,000), no adjustment is necessary. Therefore, the Coverage Amount will be $30,000.

Assume that the Account Value in the above example was $90,000. The Minimum Coverage Amount would be $27,000 (30% of $90,000). Since this is greater than the Face Amount less the Account Value ($10,000), the Coverage Amount for the Policy Month is $27,000. (For an explanation of the Death Benefit, see "Policy Benefits and Rights - Death Benefit," page 15.)

Because the Account Value and, as a result, the Coverage Amount under a Policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

ADMINISTRATIVE CHARGE
Hartford will deduct monthly from the Account Value attributable to the Separate Account an administrative charge equal to an annual rate of 0.40%. This charge compensates Hartford for administrative expenses incurred in the administration of the Separate Account and the Policies.

ANNUAL MAINTENANCE FEE
If the Account Value on a Policy Anniversary or on the date the Policy is surrendered is less than $50,000, Hartford will deduct on such date an annual maintenance fee of $30. This fee will help reimburse Hartford for administrative and maintenance costs of the Policies. The sum of the monthly administrative charges and the annual maintenance fee will not exceed the cost Hartford incurs in providing administrative services under the Policies. Hartford reserves the right to waive the Annual Maintenance Fee under certain conditions.

SURRENDER CHARGE
Upon surrender of the Policy or partial surrenders in excess of the Annual Withdrawal Amount, a Surrender Charge may be assessed. In Policy Years 1 through 3, this charge is 7.5% of surrendered Account Value attributable to premiums paid. In Policy Years 4 through 5, this charge is 6%. In Policy Years 6 through 7, this charge is 4%. In Policy Years 8 through 9, this charge is 2%. After the ninth Policy Year, there is no charge.

In determining the Surrender Charge and any Unamortized Tax charge discussed below, any surrender or partial surrender during the first ten Policy Years will be deemed first from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no charge will be assessed on a surrender of the remaining Account Value.

The Surrender Charge is imposed to cover a portion of the sales expense incurred by Hartford in distributing the Policies. This expense includes agents commissions, advertising and the printing of prospectuses. See "Policy Benefits and Rights - Amount Payable on Surrender of the Policy," page 17.

POLICY OWNER OPTIONS
In addition to the deductions and charges described above, the Policy Owner, at the time the Policy is issued, will elect one of two options described below to pay charges relating to

                            13    - PROSPECTUS
certain taxes and mortality and expense risk charges. The option selected by the Policy Owner may affect Policy Value.

  OPTION 1: ASSET-BASED CHARGES: Under this payment option, the Policy Owner will pay:
MORTALITY AND EXPENSE RISK CHARGE: Hartford will deduct monthly from the Account Value attributable to the Separate Account for Policy Years 1 through 10 a charge equal to an annual rate of 0.90% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Policies. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Policies. The mortality risk assumed is that the cost of insurance charges specified in the Policy will be insufficient to meet claims. Hartford also assumes a risk that the Face Amount (the minimum Death Benefit) will exceed the Coverage Amount on the date of death plus the Account Value on the date Hartford receives written notice of death. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. Hartford may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost it incurs in distributing the Policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the Policy is in force, including the duration of a payment option.

TAX EXPENSE CHARGE: Hartford will deduct monthly from the Account Value a charge equal to an annual rate of 0.40% for the first ten Policy Years. This charge compensates Hartford for premium taxes imposed by various states and local jurisdictions and for the cost of the capitalization of certain policy acquisition expenses under Section 848 of the Code. The charge includes a premium tax deduction of 0.25% and Section 848 costs of 0.15%. The 0.25% premium tax deduction over ten Policy Years approximates Hartford's average expenses for state and local premium taxes (2.5%). Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, Hartford does not expect to make a profit from this deduction. The 0.15% charge helps reimburse Hartford for approximate expenses incurred under
Section 848 of the Code.

UNAMORTIZED TAX CHARGE: Under this option, during the first nine Policy Years, an Unamortized Tax charge will be imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of Account Value, at the end of each Policy Year:

               Policy
               Year            Rate
               ---------------------
               1               2.25%
               ---------------------
               2               2.00%
               ---------------------
               3               1.75%
               ---------------------
               4               1.50%
               ---------------------
               5               1.25%
               ---------------------
               6               1.00%
               ---------------------
               7               0.75%
               ---------------------
               8               0.50%
               ---------------------
               9               0.25%
               ---------------------
               10+             0.00%
               ---------------------

After the ninth Policy Year, no Unamortized Tax charge will be imposed.

  OPTION 2: FRONTED CHARGES: Under this option, the Policy Owner will pay:

MORTALITY AND EXPENSE RISK CHARGE: In Policy Years 1 through 10, Hartford will deduct monthly from the Account Value attributable to the Separate Account a charge equal to an annual rate of 0.65% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Policies. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality risk assumed is that the cost of insurance charges specified in the Policy will be insufficient to meet claims. Hartford also assumes a risk that the Face Amount (the minimum Death Benefit) will exceed the Coverage Amount on the date of death plus the Account Value on the date Hartford receives written notice of death. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. Hartford may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost it incurs in distributing the Policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the Policy is in force, including the duration of a payment option.

TAX EXPENSE CHARGE: Hartford will deduct from Premium payments a tax expense charge equal to an annual rate of 4.0% for all Policy Years. This charge compensates Hartford for premium taxes imposed by various states and local jurisdictions and for the cost of capitalization of certain policy acquisition expenses under Section 848 of the Code. The charge includes a premium tax deduction of 2.5% and a Section 848 cost of 1.5%. The premium tax deduction approximates Hartford's average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to

                            14    - PROSPECTUS
more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, Hartford does not expect to make a profit from this deduction. The 0.15% charge helps reimburse Hartford for approximate expenses incurred under
Section 848 of the Code.

This Option may not be available in all states.

OTHER DEDUCTIONS OR CHARGES
CHARGES AGAINST THE FUNDS The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

TAXES CHARGED AGAINST THE SEPARATE ACCOUNT Currently, no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. Hartford may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

POLICY BENEFITS AND RIGHTS
      -------------------------------------------------------------------

DEATH BENEFIT
While in force, the Policy provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Policy dies. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding. The Death Benefit equals the greater of (1) the Face Amount or (2) the Account Value multiplied by a specified percentage. The percentages vary according to the attained age of the Insured and are specified in the Policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit, but never below the Face Amount.
EXAMPLES:

                       A           B
-----------------------------------------
Face Amount:       $ 100,000   $ 100,000
-----------------------------------------
Insured's Age:            40          40
-----------------------------------------
Account Value on
 Date of Death:       46,500      34,000
-----------------------------------------
Specified
 Percentage              250 %       250 %
-----------------------------------------

In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding loans, constitutes the Death Proceeds which Hartford would pay to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

All or part of the Death Proceeds may be paid in cash or applied under a "Payment Option." See "Other Matters - Settlement Provisions," page 19.

ACCOUNT VALUE
The Account Value of a Policy will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Funds, the value of the Loan Account and the monthly Deduction Amounts. There is no minimum guaranteed Account Value.

The Account Value of a particular Policy is related to the net asset value of the Funds to which premiums on the Policy have been allocated. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units credited to the Policy in each Sub-Account as of the Valuation Day by the Accumulation Unit Value of that Sub-Account, and then summing the result for all the Sub-Accounts credited to the Policy and the value of the Loan Account. See "The Policy - Accumulation Unit Values," page 11.

TRANSFER OF ACCOUNT VALUE
While the Policy remains in force, and subject to Hartford's transfer rules then in effect, the Policy Owner may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. Hartford reserves the right to restrict the number of such transfers to no more than 12 per Policy Year, with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time. Transfers may be made by written request or by calling toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by the attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be

                            15    - PROSPECTUS
permitted in some states. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape recorded. HARTFORD WILL SEND THE POLICY OWNER A CONFIRMATION OF THE TRANSFER WITHIN FIVE DAYS FROM THE DATE OF ANY INSTRUCTION. IT IS THE RESPONSIBILITY OF THE POLICY OWNER TO VERIFY THE ACCURACY OF ALL CONFIRMATIONS OF TRANSFERS AND TO PROMPTLY ADVISE HARTFORD OF ANY INACCURACIES WITHIN 30 DAYS.

Hartford may modify the right to reallocate Account Value among the Sub-Accounts if Hartford determines, in its sole discretion, that the exercise of that right by one or more Policy Owners is, or would be, to the disadvantage of other Policy Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and could include, but not be limited to, the requirement of a minimum period between each transfer, not accepting transfer requests of an agent acting under the power of attorney on behalf of more than one Policy Owner, or limiting the dollar amount that may be transferred among the Sub-Accounts at one time. These restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that Hartford considers to be disadvantageous to other Policy Owners.

As a result of a transfer, the number of Accumulation Units credited to the Sub-Account from which the transfer is made will be reduced by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day Hartford receives the transfer request. The number of Accumulation Units credited to the Sub-Account to which the transfer is made will be increased by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day Hartford receives the transfer request.

POLICY LOANS
While the Policy is in effect, a Policy Owner may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), one or both of two types of cash loans from Hartford. Both types of loans are secured by the Policy. The aggregate loans (including the currently applied for loan) may not exceed at the time a loan is requested 90% of the Cash Value.

The loan amount will be transferred pro rata from each Sub-Account attributable to the Policy (unless the Policy Owner specifies otherwise) to the Loan Account. The amounts allocated to the Loan Account will earn interest at a rate of 4% per annum (6% for "Preferred Loans"). The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the Policy is considered a "Preferred Loan." For exchanges which take place according to Code Section 1035(a) that have an outstanding loan at the time of transfer, the difference between the Account Value and the total of all premiums paid under the Policy is considered a Preferred Loan. The loan interest rate that Hartford will charge on all loans is 6% per annum. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date. The proceeds of a loan will be delivered to the Policy Owner within seven business days of Hartford's receipt of the loan request.

If the aggregate outstanding loan(s) secured by the Policy exceeds the Account Value of the Policy less any Surrender Charges and due and unpaid Deduction Amount, Hartford will give written notice to the Policy Owner that, unless Hartford receives an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the Policy, the Policy may lapse.

All or any part of any loan secured by a Policy may be repaid while the Policy is still in effect. When loan repayments or interest payments are made, they will be allocated among the Sub-Account(s) in the same percentage as premiums are allocated (unless the Policy Owner requests a different allocation) and an amount equal to the payment will be deducted from the Loan Account. Any outstanding loan at the end of a grace period must be repaid before the Policy will be reinstated. See "Policy Benefits and Rights - Lapse and Reinstatement," page 17.

A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, a Policy Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the annual interest rate for amounts held in the Loan Account, the Policy Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate outstanding loan(s) will reduce the Death Proceeds and Cash Surrender Value otherwise payable.

                            16    - PROSPECTUS

AMOUNT PAYABLE ON SURRENDER OF THE POLICY
While the Policy is in force, a Policy Owner may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Policy. Upon surrender, the Policy Owner will receive the Cash Surrender Value determined as of the day Hartford receives the Policy Owner's written request or the date requested by the Policy Owner whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. Hartford will pay the Cash Surrender Value of the Policy within seven days of receipt by Hartford of the written request or on the effective surrender date requested by the Policy Owner, whichever is later. The Policy will terminate on the date of receipt of the written request, or the date the Policy Owner requests the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering the Policy, see "Federal Tax Considerations," page 25.

If the Policy Owner chooses to apply the surrender proceeds to a payment option (see "Other Matters - Settlement Provisions," page 19), the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts withdrawn from payment Option 1, Option 5 or Option 6 will be subject to any applicable Surrender Charge.

PARTIAL SURRENDERS
While the Policy is in force, a Policy Owner may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal Hartford's minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrender will be deducted pro rata from each Sub-Account, unless the Policy Owner instructs otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the Annual Withdrawal Amount will be subject to the Surrender Charge and any Unamortized Tax charges. See "Deductions and Charges - Surrender Charge," page 13. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations," page 25.

BENEFITS AT MATURITY
If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the Policy to Hartford, Hartford will pay to the Policy Owner the Cash Surrender Value. In such case, the Policy will terminate and Hartford will have no further obligations under the Policy. (The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations - Income Taxation of Policy Benefits," page 26.)

LAPSE AND REINSTATEMENT
The Policy will remain in force until the Cash Surrender Value is insufficient to cover a Deduction Amount due on a Monthly Activity Date. Hartford will notify the Policy Owner of the deficiency in writing and will provide a 61 day grace period to pay an amount sufficient to cover the Deduction Amount(s) due. The notice will indicate the amount that must be paid.

The Policy will continue through the Grace Period, but if no payment is forthcoming it will terminate at the end of the grace period. If the person insured under the Policy dies during the Grace Period, the Death Proceeds payable under the Policy will be reduced by the Deduction Amount(s) due and unpaid. See "Policy Benefits and Rights - Death Benefit," page 15.

If the Policy lapses, the Policy Owner may apply for reinstatement of the Policy by payment of the reinstatement premium and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan was outstanding at the time of lapse, Hartford will require repayment of the loan before permitting reinstatement. In addition, Hartford reserves the right to require evidence of insurability satisfactory to Hartford.

CANCELLATION AND EXCHANGE RIGHTS
An Policy Owner has a limited right to return a Policy for cancellation. If the Policy is returned, by mail or personal delivery to Hartford or to the agent who sold the Policy, to be cancelled within ten days after delivery of the Policy to the Policy Owner (a longer free-look period is provided in certain cases), Hartford will return to the Policy Owner within seven days the greater of premiums paid for the Policy less Indebtedness or the sum of (1) the Account Value on the date the returned Policy is received by Hartford or its agent less Indebtedness and (2) any deductions under the Policy or by the Funds for taxes, charges or fees.

Once the Policy is in force, it may be exchanged during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance Policy offered by Hartford (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new Policy will have, at the election of the Policy Owner, either the same Coverage Amount under the exchanged Policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged Policy. If a Policy loan was outstanding, the

                            17    - PROSPECTUS
entire loan must be repaid. There may be a cash adjustment required on the exchange.

SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS
Hartford will suspend all procedures requiring valuation (including transfers, surrenders and loans) on any day a national stock exchange is closed or trading is restricted due to an existing emergency, as defined by the Securities and Exchange Commission, or on any day the Securities and Exchange Commission has ordered that the right of surrender of the Policies be suspended for the protection of Policy Owners, until such condition has ended.

LAST SURVIVOR POLICIES
      -------------------------------------------------------------------

The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor version involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.

1. The cost of insurance charges under the last survivor Policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Appendix B," page 32.

2. To qualify for simplified underwriting under a last survivor Policy, both Insureds must meet the simplified underwriting standards.

3. For a last survivor Policy to be reinstated, both Insureds must be alive on the date of reinstatement.

4. The Policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

5. Additional tax disclosures applicable to last survivor Policies are provided in "Federal Tax Considerations," page 25.

OTHER MATTERS
      -------------------------------------------------------------------

VOTING RIGHTS
In accordance with its interpretation of presently applicable law, Hartford will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions from Policy Owners (or the assignee of the Policy, as the case may be) having a voting interest in the Separate Account. The number of shares held in the Separate Account which are attributable to each Policy Owner is determined by dividing the Policy Owner's interest in each Sub-Account by the net asset value of the applicable shares of the Funds. Hartford will vote shares for which no instructions have been given and shares which are not attributable to Policy Owners (i.e., shares owned by Hartford) in the same proportion as it votes shares for which it has received instructions. However, if the Investment Company Act of 1940 or any rule promulgated thereunder should be amended, or if Hartford's present interpretation should change and, as a result, Hartford determines it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The voting interests of the Policy Owner (or the assignee) in the Funds will be determined as follows: Policy Owners may cast one vote for each full or fractional Accumulation Unit owned under the Policy and allocated to a Sub-Account the assets of which are invested in the particular Fund on the record date for the shareholder meeting for that Fund. If, however, a Policy Owner has taken a loan secured by the Policy, amounts transferred from the Sub-Account(s) to the Loan Account in connection with the loan (see "Policy Benefits and Rights - Policy Loans," page 16) will not be considered in determining the voting interests of the Policy Owner. Policy Owners should review the Funds prospectus accompanying this Prospectus to determine matters on which shareholders may vote.

                            18    - PROSPECTUS

Hartford may, when required by state insurance regulatory authorities, disregard Policy Owners' voting instructions if such instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory Policy for the Funds.

In addition, Hartford itself may disregard Policy Owners' voting instructions in favor of changes initiated by a Policy Owner in the investment policy or the investment adviser of the Funds if Hartford reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. If Hartford does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Policy Owners.

STATEMENTS TO POLICY OWNERS
Hartford will maintain all records relating to the Separate Account and the Sub-Accounts. At least once each Policy Year, Hartford will send to Policy Owners a statement showing the Coverage Amount and the Account Value of the Policy (indicating the number of Accumulation Units credited to the Policy in each Sub-Account and the corresponding Accumulation Unit Value) and any outstanding loan secured by the Policy as of the date of the statement. The statement will also show premium paid and Deduction Amounts under the Policy since the last statement, and any other information required by any applicable law or regulation.

LIMIT ON RIGHT TO CONTEST
Hartford may not contest the validity of the Policy after it has been in force during the Insured's lifetime for two years from the Issue Date. If the Policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide in the two-year period, or such period as specified in state law, the benefit payable will be limited to the Account Value less any Indebtedness.

MISSTATEMENT AS TO AGE AND SEX
If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the Policy.

SETTLEMENT PROVISIONS
The surrender proceeds or Death Proceeds under the Policies may be paid in a lump sum or may be applied to one of Hartford's payment options. The minimum amount that may be applied under a payment option is $5,000 unless Hartford consents to a lesser amount. UNDER PAYMENT OPTIONS 2, 3 AND 4, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS COMMENCE. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM PAYMENT OPTIONS 1 OR 6, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. ONLY A FULL SURRENDER IS ALLOWED FROM PAYMENT OPTION 5. A SURRENDER FROM PAYMENT OPTION 5 WILL ALSO BE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE.

Hartford will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a payment option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

The following options are available under the Policies (Hartford may offer other payment options):

OPTION 1: INTEREST INCOME

This option offers payments of interest, at the rate Hartford declares, on the amount applied under this option. The interest rate will never be less than 3 1/2% per year.

OPTION 2: LIFE ANNUITY

A life annuity is an annuity payable during the lifetime of the payee and terminating with the last payment preceding the death of the payee. This option offers the largest payment amount of any of the life annuity options, since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a beneficiary.

It would be possible under this option for a payee to receive only one annuity payment if he died prior to the due date of the second annuity payment, two annuity payments if he died before the date of the third annuity payment, etc.

OPTION 3: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

This annuity option is an annuity payable monthly during the lifetime of the payee with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the payee, payments have been made for less than the minimum elected number of months, then the present value (as of the date of the payee's death) of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated, unless other provisions have been made and approved by Hartford.

OPTION 4: JOINT AND LAST SURVIVOR ANNUITY

An annuity payable monthly during the joint lifetime of the payee and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. Based on the options currently offered by Hartford, the payee may elect that the payment to the survivor be less than the payment

                            19    - PROSPECTUS
made during the joint lifetime of the payee and a designated second person.

It would be possible under this option for a payee and designated second person to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.

OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD

An amount payable monthly for the number of years selected which may be from five to 30 years. Under this option, you may, at any time, request a full surrender and receive, within seven days, the termination value of the Policy as determined by Hartford.

In the event of the payee's death prior to the end of the designated period, the present value (as of the date of the payee's death) of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated unless other provisions have been made and approved by Hartford.

Option 5 is an option that does not involve life contingencies.

OPTION 6: POLICY PROCEEDS SETTLEMENT OPTION

Proceeds from the Death Benefit left with Hartford. These proceeds will remain in the Sub-Accounts to which they were allocated at the time of death unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.

VARIABLE AND FIXED ANNUITY PAYMENTS: When an annuity is effected, unless otherwise specified, the surrender proceeds or Death Proceeds held in the Sub-Accounts will be applied to provide a variable annuity based on the pro rata amount in the various Sub-Accounts. Fixed annuities options are also available. YOU SHOULD CONSIDER WHETHER THE ALLOCATION OF PROCEEDS AMONG SUB-ACCOUNTS OF THE SEPARATE ACCOUNT FOR YOUR ANNUITY PAYMENTS ARE BASED ON THE INVESTMENT ALTERNATIVE BEST SUITED TO YOUR RETIREMENT NEEDS.

VARIABLE ANNUITY: The Policy contains tables indicating the minimum dollar amount of the first monthly payment under the optional variable forms of annuity for each $1,000 of value of a Sub-Account. The first monthly payment varies according to the form and type of variable payment annuity selected. The Policy contains variable payment annuity tables derived from the 1983a Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The total first monthly variable annuity payment is determined by multiplying the proceeds value (expressed in thousands of dollars) of a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Policy.

The amount of the first monthly variable annuity payment is divided by the value of an annuity unit (an accounting unit of measure used to calculate the value of annuity payments) for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period, and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

LEVEL VARIABLE ANNUITY PAYMENTS WOULD BE PRODUCED IF THE INVESTMENT RATE REMAINED CONSTANT AND EQUAL TO THE A.I.R. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN RELATIVE TO THE A.I.R.

FIXED ANNUITY: Fixed annuity payments are determined by multiplying the amount applied to the annuity by a rate (to be determined by Hartford) which is no less than the rate specified in the fixed payment annuity tables in the Policy. The annuity payment will remain level for the duration of the annuity.

Hartford will make any other arrangements for income payments as may be agreed on.

BENEFICIARY
The applicant names the beneficiary in the application for the Policy. The Policy Owner may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to Hartford. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the Policy Owner if living; otherwise to the Policy Owner's estate.

ASSIGNMENT
The Policy may be assigned as collateral for a loan or other obligation. Hartford is not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment.

DIVIDENDS
No dividends will be paid under the Policies.

                            20    - PROSPECTUS

EXECUTIVE OFFICERS AND DIRECTORS
      -------------------------------------------------------------------

                                                                         OTHER BUSINESS PROFESSION,
                             POSITION WITH HARTFORD;                  VOCATION OR EMPLOYMENT FOR PAST
NAME; AGE                       YEAR OF ELECTION                        5 YEARS; OTHER DIRECTORSHIPS
Dong H. Ahn                Vice President, 1998         Vice President (1998-Present), Hartford Life and Accident
37                                                      Insurance Company.

Wendell J. Bossen          Vice President, 1992**       Vice President (1992-Present), Hartford Life and Accident
64                                                      Insurance Company; President (1992-Present), International
                                                        Corporate Marketing Group, Inc.; Executive Vice President
                                                        (1984-1992), Mutual Benefit.

Gregory A. Boyko           Senior Vice President, 1997  Vice President and Controller (1995-1997), Hartford;
46                         Director, 1997               Director (1997-Present); Senior Vice President, Chief
                                                        Financial Officer & Treasurer (1997-1998); Vice President &
                                                        Controller (1995-1997), Hartford Life and Accident Insurance
                                                        Company; Senior Vice President, Chief Financial Officer &
                                                        Treasurer (1997-1998), Hartford Life, Inc.; Chief Financial
                                                        Officer (1994-Present), IMG American Life; Senior Vice
                                                        President (1992-1994), Connecticut Mutual Life Insurance
                                                        Company.

Peter W. Cummins           Senior Vice President, 1997  Vice President (1989-1997); Director of Broker Dealer
60                                                      Sales-ILAD (1989-1992), Hartford; Senior Vice President
                                                        (1997-Present) Vice President (1989-1997); Director of
                                                        Broker Dealer Sales-ILAD (1989-1991), Hartford Life and
                                                        Accident Insurance Company.

Ann M. de Raismes          Senior Vice President, 1997  Vice President (1994-1997); Assistant Vice President
47                         Director of Human            (1992-1994); Hartford; Senior Vice President (1997-Present);
                           Resources, 1991              Director of Human Resources (1991-Present); Vice President
                                                        (1994-1997); Assistant Vice President (1992-1994); Hartford
                                                        Life and Accident Insurance Company; Vice President, Human
                                                        Resources (1997-Present), Hartford Life, Inc.

Timothy M. Fitch           Vice President, 1995         Assistant Vice President (1992-1995), Hartford; Vice
45                         Actuary, 1994                President (1995-Present); Actuary (1994-Present); Assistant
                                                        Vice President (1992-1995), Hartford Life and Accident
                                                        Insurance Company.

David T. Foy               Senior Vice President and    Assistant Vice President (1995-1998), Hartford; Vice
31                         Treasurer, 1998              President (1998), Hartford Life and Accident Insurance
                                                        Company.

Bruce D. Gardner           Vice President, 1995         Director (1994-1997); General Counsel & Corporate Secretary
47                                                      (1991-1995), Hartford; Vice President (1995-1997); Director
                                                        (1995-1997); General Counsel & Corporate Secretary
                                                        (1991-1995), Hartford Life and Accident Insurance Company.

J. Richard Garrett         Vice President, 1993         Treasurer (1986-1997), Hartford; Vice President
53                         Assistant Treasurer, 1997    (1993-Present); Assistant Treasurer (1997-Present);
                                                        Treasurer (1983-1997); Hartford Life and Accident Insurance
                                                        Company; Treasurer (1977), The Hartford Financial Services
                                                        Group.

William A. Godfrey, III    Senior Vice President, 1997  Senior Vice President (1997-Present), Hartford; Senior Vice
41                                                      President (1997-Present), Harford Life and Accident
                                                        Insurance Company; Vice President Information Technology
                                                        (1997-Present), Hartford Life, Inc.

                            21    - PROSPECTUS

                                                                         OTHER BUSINESS PROFESSION,
                             POSITION WITH HARTFORD;                  VOCATION OR EMPLOYMENT FOR PAST
NAME; AGE                       YEAR OF ELECTION                        5 YEARS; OTHER DIRECTORSHIPS
Lynda Godkin               Senior Vice President, 1997  Associate General Counsel (1995-1996); Assistant General
44                         General Counsel, 1996        Counsel and Secretary (1994-1995); Counsel (1990-1994),
                           Corporate Secretary, 1995    Hartford; Director (1997-Present); Senior Vice President
                           Director, 1997               (1997-Present); General Counsel (1996-Present); Corporate
                                                        Secretary (1995-Present); Associate General Counsel
                                                        (1995-1996); Assistant General Counsel and Secretary
                                                        (1994-1995); Counsel (1990-1994), Hartford Life and Accident
                                                        Insurance Company; Vice President and General Counsel
                                                        (1997-Present), Hartford Life, Inc.

Lois W. Grady              Senior Vice President, 1998  Vice President (1993-1998); Assistant Vice President
53                         Vice President, 1993         (1987-1993), Hartford; Senior Vice President, 1998); Vice
                                                        President (1993-1997); Assistant Vice President (1987-1993),
                                                        Hartford Life and Accident Insurance Company.

Christopher Graham         Vice President, 1997
47

Mark E. Hunt               Vice President, 1998         Assistant Vice President (1997-1998), Hartford; Vice
37                                                      President (1998-Present), Assistant Vice President
                                                        (1997-1998), Hartford Life and Accident Insurance Company.

Stephen T. Joyce           Vice President, 1997         Assistant Vice President (1994-1997), Hartford; Assistant
39                                                      Vice President (1994-1997), Hartford Life and Accident
                                                        Insurance Company.

Michael D. Keeler          Vice President, 1998         Vice President (1998-Present), Hartford Life and Accident
37                                                      Insurance Company.

Robert A. Kerzner          Senior Vice President, 1998  Vice President, (1995-1998); Regional Vice President
46                         Vice President, 1995         (1991-1994), Hartford; Vice President (1994-1997), Hartford
                                                        Life and Accident Insurance Company.

David N. Levenson          Vice President, 1998         Assistant Vice President (1995-Present), Hartford.
31

Steven M. Maher            Vice President, 1992         Assistant Vice President (1987-1992), Hartford; Vice
43                         Actuary, 1987                President (1993-Present); Actuary (1987-Present); Assistant
                                                        Vice President (1987-1993), Hartford Life and Accident
                                                        Insurance Company.

William B. Malchodi, Jr.   Vice President, 1994         Director of Taxes, Hartford (1991-1998); Director of Taxes
50                                                      (1992-1998), Hartford Life and Accident Insurance Company.

Raymond J. Marra           Vice President, 1998         Assistant Vice President (1997-Present), Hartford; Vice
37                                                      President (1998-Present), Assistant Vice President
                                                        (1994-1997), Hartford Life and Accident Insurance Company.

                            22    - PROSPECTUS

                                                                         OTHER BUSINESS PROFESSION,
                             POSITION WITH HARTFORD;                  VOCATION OR EMPLOYMENT FOR PAST
NAME; AGE                       YEAR OF ELECTION                        5 YEARS; OTHER DIRECTORSHIPS
Thomas M. Marra            Executive Vice President,    Senior Vice President (1994-1995); Vice President
39                         1995                         (1989-1994); Actuary (1987-1995), Hartford; Director
                           Director, Individual Life    (1994-Present); Executive Vice President (1995-Present);
                           and                          Senior Vice President (1994-1995); Director, Individual Life
                           Annuity Division, 1994       and Annuity Division (1994-Present); Actuary (1987-1997),
                           Director, 1994*              Hartford Life and Accident Insurance Company; Executive Vice
                                                        President, Individual Life and Annuities (1997-Present),
                                                        Hartford Life, Inc.

Robert F. Nolan, Jr.       Senior Vice President, 1997  Vice President (1995-1997); Assistant Vice President
43                                                      (1992-1995), Hartford; Vice President (1995-1997); Assistant
                                                        Vice President (1992-1995), Hartford Life and Accident
                                                        Insurance Company; Vice President, Corporate Relations
                                                        (1997-Present), Hartford Life, Inc.; Manager, Public
                                                        Relations (1986), Aetna Life and Casualty Insurance Company.

Joseph J. Noto             Vice President, 1989         Executive Vice President & Chief Operating Officer
46                                                      (1997-Present); Director (1994-Present); President
                                                        (1994-1997), American Maturity Life Insurance Company; Vice
                                                        President (1989-1997), Hartford Life and Accident Insurance
                                                        Company.

C. Michael O'Halloran      Vice President, 1994         Senior Associate General Counsel (1988-1997), Hartford; Vice
51                                                      President (1994-Present); Senior Associate General Counsel
                                                        (1988-1997), Hartford Life and Accident Insurance Company;
                                                        Corporate Secretary (1997-Present), Hartford Life, Inc.;
                                                        Vice President (1994-Present); Senior Associate General
                                                        Counsel (1988-Present); Director of Corporate Law
                                                        (1994-Present), The Hartford Financial Services Group.

Daniel E. O'Sullivan,      Vice President, 1998         Vice President (1998-Present), Hartford Life and Accident
43                                                      Insurance Company.

Craig R. Raymond           Senior Vice President, 1997  Vice President (1993-1997); Assistant Vice President
37                         Chief Actuary, 1994          (1992-1993); Actuary (1990-1994), Hartford; Senior Vice
                                                        President (1997-Present); Chief Actuary (1995-Present); Vice
                                                        President (1993-1997); Actuary (1990-1995), Hartford Life
                                                        and Accident Insurance Company; Vice President and Chief
                                                        Actuary (1997-Present), Hartford Life, Inc.

Mary P. Robinson           Vice President, 1998         Assistant Vice President (1995-1998), Hartford; Assistant
38                                                      Vice President (1995-1998), Hartford Life and Accident
                                                        Insurance Company.

Donald A. Salama           Vice President, 1997         Vice President (1997-Present), Hartford Life and Accident
50                                                      Insurance Company.

Timothy P. Schiltz         Vice President, 1997         Assistant Vice President (1994-1997), Hartford; Vice
37                                                      President (1997-Present); Assistant Vice President
                                                        (1994-1997), Hartford Life and Accident Insurance Company;
                                                        Consulting Actuary (1992-1993), Milliman & Robertson, Inc.;
                                                        Consulting Actuary (1988-1992) Chalke Incorporated.

                            23    - PROSPECTUS

                                                                         OTHER BUSINESS PROFESSION,
                             POSITION WITH HARTFORD;                  VOCATION OR EMPLOYMENT FOR PAST
NAME; AGE                       YEAR OF ELECTION                        5 YEARS; OTHER DIRECTORSHIPS
Lowndes A. Smith           President, 1989              Chief Operating Officer (1989-1997), Hartford; Director
58                         Chief Executive Officer,     (1981-Present); President (1989-Present); Chief Executive
                           1997                         Officer (1997-Present); Chief Operating Officer (1989-1997),
                           Director, 1981*              Hartford Life and Accident Insurance Company; Chief
                                                        Executive Officer and President and Director (1997-Present),
                                                        Hartford Life, Inc.

Keith A. Stevenson         Vice President, 1998
44

Edward A. Sweeney          Vice President, 1993         Chicago Regional Manager (1985-1993), Hartford; Vice
51                                                      President (1993-Present), Hartford Life and Accident
                                                        Insurance Company.

Judith V. Tilbor           Vice President, 1998         Assistant Vice President (1994-1998), Hartford; Vice
46                                                      President (1998-Present), Assistant Vice President
                                                        (1994-1998), Hartford Life and Accident Insurance Company.

Raymond P. Welnicki        Senior Vice President &      Vice President (1993-1994), Hartford; Director
49                         Director,                    (1994-Present); Senior Vice President (1995-Present);
                           Employee Benefit Division,   Director, Employee Benefit Division (1997-Present); Vice
                           1994                         President (1993-1995), Hartford Life and Accident Insurance
                           Director, 1994*              Company; Senior Vice President, Employee Benefits
                                                        (1997-Present), Hartford Life, Inc.; Board of Directors,
                                                        Ethix Corp.

Walter C. Welsh            Senior Vice President, 1997  Vice President (1995-1997); Assistant Vice President
51                                                      (1992-1995), Hartford; Senior Vice President (1997-Present);
                                                        Vice President (1995-1997); Assistant Vice President
                                                        (1992-1995), Hartford Life and Accident Insurance Company;
                                                        Vice President, Government Affairs (1997-Present), Hartford
                                                        Life, Inc.

Lizabeth H. Zlatkus        Senior Vice President, 1997  Vice President (1994-1997); Assistant Vice President
39                         Director, 1994*              (1992-1994), Hartford; Director (1994-Present); Senior Vice
                                                        President (1997-Present); Vice President (1994-1997);
                                                        Assistant Vice President (1992-1994), Hartford Life and
                                                        Accident Insurance Company; Vice President, Group Life and
                                                        Disability (1997-Present), Hartford Life, Inc.

David M. Znamierowski      Senior Vice President, 1997  Vice President (1997), Hartford; Director (1998-Present)
38                         Director, Risk Management    Senior Vice President (1997-Present), Hartford Life and
                           Strategy, 1996               Accident Insurance Company; Vice President, Investment
                           Director, 1998*              Strategy (1997-Present), Hartford Life, Inc.; Vice
                                                        President, Investment Strategy & Policy, Aetna Life and
                                                        Casualty.

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.
------------------------
 * Denotes date of election to Board of Directors.
** The Hartford Financial Services Group, Inc. Affiliated Company

                            24    - PROSPECTUS

DISTRIBUTION OF THE POLICIES
      -------------------------------------------------------------------

Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance Policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Both HESCO and HSD are affiliates of Hartford. Hartford's parent company indirectly owns 100% of HSD and HESCO. The principal business address of HESCO and HSD is the same as that of Hartford.

The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 7.0% of initial and subsequent premiums.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

Hartford may provide information on various topics to Policy Owners and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of and market for such alternatives.

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS
      -------------------------------------------------------------------

The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Hartford.

FEDERAL TAX CONSIDERATIONS
      -------------------------------------------------------------------

GENERAL
SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE POLICY OWNER INVOLVED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, EMPLOYER OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A POLICY DESCRIBED HEREIN.

                            25    - PROSPECTUS

It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Policies cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion of federal tax considerations is based upon Hartford 's understanding of existing Federal income tax laws as they are currently interpreted.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT
The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Policy Benefits and Rights - Account Value," on page
15). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF
POLICY BENEFITS
For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.

The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

LAST SURVIVOR POLICIES
Although Hartford believes that the last survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Contract will meet the Section 7702 definition of a life insurance contract.

MODIFIED ENDOWMENT CONTRACTS
A life insurance contract is treated as a "modified endowment contract" under
Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Policy will generally be treated as a modified endowment contract for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new Policy to be treated as a modified endowment contract if no additional premiums are paid and there is no change in the death benefit as the result of the exchange.

A contract that is classified as modified endowment contract is generally eligible for the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the contract (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.

                            26    - PROSPECTUS

All modified endowment contracts that are issued within any calendar year to the same Policy Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.

ESTATE AND GENERATION
SKIPPING TAXES
When the Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $625,000 (1998) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next eight years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).

If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

DIVERSIFICATION REQUIREMENTS
Section 817 of the Code provides that a variable life insurance contract (other than a pension plan policy) will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Policy is not treated as a life insurance contract, the Policy Owner will be subject to income tax on the annual increases in cash value.

The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of policy income on an ongoing basis. However, either the company or the Policy Owner must agree to pay the tax due for the period during which the diversification requirements were not met.

Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN
THE SEPARATE ACCOUNT
In order for a variable life insurance contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be

                            27    - PROSPECTUS
provided in regulations or revenue rulings under section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Policy Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the contracts, as necessary, to prevent Policy Owners from being considered the owners of the assets in the separate accounts.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS
On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

FEDERAL INCOME TAX WITHHOLDING
If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP
OF POLICIES
In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

OTHER
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
      -------------------------------------------------------------------

There are no material legal proceedings pending to which the Separate Account is a party.

LEGAL MATTERS
      -------------------------------------------------------------------

Legal matters in connection with the issue and sale of flexible premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, Senior Vice President, General Counsel, and Corporate Secretary of Hartford.

                            28    - PROSPECTUS

YEAR 2000
      -------------------------------------------------------------------

The Year 2000 issue relates to the ability or inability of computer systems to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many computer systems that are in use today were developed years ago when a year was identified using a two-digit field rather than a four-digit field. As information and data containing or related to the century date are introduced to computer hardware, software and other systems, date sensitive systems may recognize the year 2000 as 1900, or not at all, which may result in computer systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors and others, may also adversely affect any given company.

As an insurance and financial services company, Hartford has thousands of individual and business customers that have purchased or invested in insurance policies, annuities, mutual funds and other financial products. Nearly all of these policies and products contain date sensitive data, such as policy expiration dates, birth dates, premium payments dates and the like. In addition, Hartford has business relationships with numerous third parties that affect virtually all aspects of its business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products.

Beginning in 1990, Hartford began working on making its computer systems Year 2000 ready, either by installing new programs or by replacing systems. In January 1998, Hartford commenced a company-wide program to further identify, assess and remediate the impact of Year 2000 problems in all of Hartford's business segments. Hartford currently anticipates that this internal program will be substantially completed by the end of 1998, and testing of computer systems will continue through 1999.

In addition, as part of its Year 2000 program, Hartford is identifying third parties with which it has significant business relations in order to attempt to assess any potential impact on Hartford as a result of such third-party Year 2000 issues and remediation plans. Hartford currently anticipates that it will substantially complete this evaluation by the end of 1998, and will conduct systems testing with certain third parties through 1999. Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to successfully address their Year 2000 issues. Hartford will continue to assess Year 2000 risk exposures related to its own operations and its third-party relationships and is in the process of developing contingency plans.

The costs of addressing the Year 2000 issue that have been incurred through the six months ended June 30, 1998 have not been material to Hartford's financial condition or results of operations. Hartford will continue to incur costs related to its Year 2000 efforts and does not anticipate that the costs to be incurred will be material to its financial condition or results of operation.

EXPERTS
      -------------------------------------------------------------------

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

The hypothetical Policy illustrations included in this Prospectus and the registration statement with respect to the Separate Account have been approved by Michael Winterfield, FSA, MAAA, Assistant Vice President and Director, Individual Annuity Product Management, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

                            29    - PROSPECTUS

REGISTRATION STATEMENT
      -------------------------------------------------------------------

A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Separate Account, the Funds, Hartford, and the Policies.

                            30    - PROSPECTUS

APPENDIX A
      -------------------------------------------------------------------

SPECIAL INFORMATION FOR
POLICIES PURCHASED
IN NEW YORK
If the Policy is purchased in the State of New York, the following provisions of the Prospectus are amended as follows:

In the Special Terms subsection of the Prospectus, the definition of Account Value is deleted and the following definition is substituted:

ACCOUNT VALUE: The current value of Accumulation Units plus the value of the Loan Account under the Policy. In the case of a Policy Owner who purchases the Policy in the State of New York (the "New York Policy Owner") and who elects to transfer into the Fixed Account, Account Value is the current value of the Fixed Account plus the value of the Loan Account under the Policy.

The following definition is added:

FIXED ACCOUNT: Part of the General Account of Hartford to which a New York Policy Owner may allocate the entire Account Value.

The definition of Loan Account is deleted and the following definition is substituted:

LOAN ACCOUNT: An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts or, if a New York Policy Owner, from the Fixed Account for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account.

The following is added to the Prospectus as a separate section following the section entitled "The Separate Account":

THE FIXED ACCOUNT
      -------------------------------------------------------------------

The following language is added to the section of the Prospectus entitled "Deductions and Charges - Administrative Charge," page 13:

No Administrative Charge is deducted from Account Value in the Fixed Account.

The following language is added to the section of the Prospectus entitled "Deductions and Charges - Mortality and Expense Risk Charge," page 14:

No Mortality and Expense Risk Charge is deducted from Account Value in the Fixed Account.

The following separate sections are added to the section of the Prospectus entitled "Policy Benefits and Rights," page 15:

TRANSFER OF ENTIRE ACCOUNT VALUE TO THE FIXED ACCOUNT
New York Policy Owners may transfer no less than the entire Account Value into the Fixed Account under the following circumstances: (i) during the first 18 months following the Date of Issue, (ii) within 30 days following a Policy Anniversary, or (iii) within 60 days following the effective date of a material change in the investment policy of the Separate Account which the New York Policy Owner objects to.

A TRANSFER TO THE FIXED ACCOUNT MUST BE FOR THE ENTIRE ACCOUNT VALUE AND ONCE THE ACCOUNT VALUE HAS BEEN TRANSFERRED TO THE FIXED ACCOUNT, IT MAY NOT, UNDER ANY CIRCUMSTANCES, BE TRANSFERRED BACK TO THE SEPARATE ACCOUNT.

For New York Policy Owners who elect to invest in the Fixed Account, Hartford will transfer the entire Account Value from the Separate Account to the Fixed Account on the Monthly Activity Date next following the date on which Hartford received the transfer request. The Account Value in the Fixed Account on the date of transfer equals the entire Account Value; plus the value of the Loan Account; minus the Monthly Deduction Amount applicable to the Fixed Account and minus the Annual Maintenance Fee, if applicable. On each subsequent Monthly Activity Date, the Account Value in the Fixed Account equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus interest credited since the last Monthly Activity Date; minus the Monthly Deduction Amount applicable to the Fixed Account; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Deduction Date. On each Valuation Date (other than a Monthly Activity Date), the Account Value of the Fixed Account equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus any interest credited since the last Monthly Activity Date; minus any partial surrenders taken since the last Monthly Activity Date and minus any surrender charges deducted since the last Monthly Activity Date.

DEFERRED PAYMENTS
Hartford reserves the right to defer payment of any Cash Surrender Values and loan amounts which are attributable to the Fixed Account for up to six months from the date of request. If payment is deferred for more than ten days, Hartford will pay interest at the Fixed Account Minimum Credited Interest Rate.

                            31    - PROSPECTUS

APPENDIX B
      -------------------------------------------------------------------

ILLUSTRATIONS OF BENEFITS
The tables in Appendix B illustrate the way in which a Policy operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male preferred age 45, a female preferred age 55 and a male preferred age 65 with Face Amounts of $44,053, $34,014 and $20,001, respectively, are illustrated for the single life preferred Policy for both Policy Owner Option 1 and Policy Owner Option 2. The illustrations for the last survivor preferred Policy assume male preferred and female preferred of equal ages, including age 55 and 65 for Face Amounts of $45,872 and $28,491.

The death benefit and surrender value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan were made during the period of time illustrated.

The tables reflect the deductions of current Policy charges for Policy Owner Option 1 and Policy Owner Option 2 and guaranteed Policy charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.

The amounts shown for the death benefit and surrender value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.75% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.75% average daily charge) of -0.75%, 5.25% and 11.25%, respectively.

The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Deductions and Charges - Taxes Charged Against the Separate Account," page 15).

The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.

Hartford will furnish upon request, a comparable illustration reflecting the proposed Insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.

                            32    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,866        9,842        44,053       10,785        9,762        44,053
 2       11,025          11,775       10,760        44,053       11,601       10,589        44,053
 3       11,576          12,763       11,759        44,053       12,486       11,487        44,053
 4       12,155          13,836       12,998        44,053       13,445       12,613        44,053
 5       12,763          15,002       14,184        44,053       14,485       13,674        44,053
 6       13,401          16,269       15,676        44,053       15,614       15,028        44,053
 7       14,071          17,645       17,083        44,053       16,839       16,283        44,053
 8       14,775          19,142       18,816        44,053       18,170       17,849        44,053
 9       15,513          20,767       20,485        44,053       19,615       19,336        44,053
10       16,289          22,534       22,504        44,053       21,188       21,158        44,053
11       17,103          24,650       24,620        44,053       23,089       23,059        44,053
12       17,959          26,968       26,938        44,053       25,183       25,153        44,053
13       18,856          29,508       29,478        44,053       27,498       27,468        44,053
14       19,799          32,309       32,279        44,586       30,061       30,031        44,053
15       20,789          35,405       35,375        47,442       32,907       32,877        44,095
16       21,829          38,808       38,778        50,449       36,063       36,033        46,881
17       22,920          42,534       42,504        54,443       39,524       39,494        50,590
18       24,066          46,615       46,585        58,734       43,313       43,283        54,574
19       25,270          51,083       51,083        63,343       47,463       47,433        58,853
20       26,533          56,011       56,011        68,332       52,008       52,008        63,449

25       33,864          88,514       88,514       102,676       82,181       82,181        95,329
35       55,160         220,693      220,693       233,934      204,766      204,766       217,051
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            33    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                              CURRENT CHARGES*                   GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------
OF   ACCUMULATED                    CASH                                 CASH
POLICY AT 5% INTEREST  ACCOUNT    SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
YEAR    PER YEAR       VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
--------------------------------------------------------------------------------------------
 1      10,500          10,280       9,269      44,053       10,198       9,189      44,053
 2      11,025          10,538       9,547      44,053       10,361       9,373      44,053
 3      11,576          10,802       9,833      44,053       10,517       9,553      44,053
 4      12,155          11,074      10,278      44,053       10,665       9,875      44,053
 5      12,763          11,353      10,582      44,053       10,804      10,039      44,053
 6      13,401          11,641      11,094      44,053       10,931      10,391      44,053
 7      14,071          11,936      11,417      44,053       11,043      10,530      44,053
 8      14,775          12,240      11,949      44,053       11,138      10,852      44,053
 9      15,513          12,552      12,291      44,053       11,210      10,952      44,053
10      16,289          12,873      12,843      44,053       11,256      11,226      44,053
11      17,103          13,309      13,279      44,053       11,365      11,335      44,053
12      17,959          13,761      13,731      44,053       11,444      11,414      44,053
13      18,856          14,230      14,200      44,053       11,491      11,461      44,053
14      19,799          14,715      14,685      44,053       11,498      11,468      44,053
15      20,789          15,218      15,188      44,053       11,460      11,430      44,053
16      21,829          15,739      15,709      44,053       11,366      11,336      44,053
17      22,920          16,280      16,250      44,053       11,209      11,179      44,053
18      24,066          16,840      16,810      44,053       10,975      10,945      44,053
19      25,270          17,420      17,390      44,053       10,648      10,618      44,053
20      26,533          18,021      17,991      44,053       10,212      10,182      44,053

25      33,864          21,371      21,341      44,053        5,654       5,624      44,053
35      55,160          30,159      30,129      44,053            -           -           -
--------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            34    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

                             CURRENT CHARGES*                  GUARANTEED CHARGES**
END    PREMIUMS      --------------------------------------------------------------------
OF   ACCUMULATED                    CASH                               CASH
POLICY AT 5% INTEREST  ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER    DEATH
YEAR    PER YEAR       VALUE       VALUE      BENEFIT      VALUE      VALUE      BENEFIT
-----------------------------------------------------------------------------------------
 1       10,500          9,694      8,719      44,053       9,612      8,645      44,053
 2       11,025          9,369      8,449      44,053       9,190      8,287      44,053
 3       11,576          9,053      8,186      44,053       8,763      7,922      44,053
 4       12,155          8,747      8,061      44,053       8,330      7,675      44,053
 5       12,763          8,451      7,808      44,053       7,889      7,287      44,053
 6       13,401          8,163      7,725      44,053       7,438      7,036      44,053
 7       14,071          7,884      7,480      44,053       6,974      6,612      44,053
 8       14,775          7,614      7,394      44,053       6,492      6,300      44,053
 9       15,513          7,352      7,157      44,053       5,990      5,825      44,053
10       16,289          7,098      7,068      44,053       5,463      5,433      44,053
11       17,103          6,907      6,877      44,053       4,948      4,918      44,053
12       17,959          6,721      6,691      44,053       4,395      4,365      44,053
13       18,856          6,538      6,508      44,053       3,801      3,771      44,053
14       19,799          6,360      6,330      44,053       3,159      3,129      44,053
15       20,789          6,186      6,156      44,053       2,461      2,431      44,053
16       21,829          6,016      5,986      44,053       1,700      1,670      44,053
17       22,920          5,849      5,819      44,053         865        835      44,053
18       24,066          5,687      5,657      44,053           -          -           -
19       25,270          5,528      5,498      44,053           -          -           -
20       26,533          5,372      5,342      44,053           -          -           -

25       33,864          4,648      4,618      44,053           -          -           -
35       55,160          3,426      3,396      44,053           -          -           -
-----------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            35    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,500        9,720        44,053       10,413        9,633        44,053
 2       11,025          11,451       10,671        44,053       11,267       10,487        44,053
 3       11,576          12,492       11,712        44,053       12,199       11,419        44,053
 4       12,155          13,630       13,000        44,053       13,215       12,585        44,053
 5       12,763          14,874       14,244        44,053       14,326       13,696        44,053
 6       13,401          16,236       15,806        44,053       15,541       15,111        44,053
 7       14,071          17,725       17,295        44,053       16,869       16,439        44,053
 8       14,775          19,353       19,123        44,053       18,323       18,093        44,053
 9       15,513          21,135       20,905        44,053       19,915       19,685        44,053
10       16,289          23,083       23,053        44,053       21,661       21,631        44,053
11       17,103          25,251       25,221        44,053       23,616       23,586        44,053
12       17,959          27,627       27,597        44,053       25,771       25,741        44,053
13       18,856          30,234       30,204        44,053       28,153       28,123        44,053
14       19,799          33,116       33,086        45,700       30,794       30,764        44,053
15       20,789          36,292       36,262        48,630       33,726       33,696        45,192
16       21,829          39,781       39,751        51,714       36,966       36,936        48,055
17       22,920          43,601       43,571        55,809       40,514       40,484        51,857
18       24,066          47,785       47,755        60,209       44,399       44,369        55,942
19       25,270          52,367       52,367        64,934       48,654       48,624        60,330
20       26,533          57,418       57,418        70,049       53,314       53,314        65,042

25       33,864          90,738       90,738       105,256       84,244       84,244        97,723
35       55,160         226,238      226,238       239,812      209,907      209,907       222,500
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            36    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                              CURRENT CHARGES*                   GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------
OF   ACCUMULATED                    CASH                                 CASH
POLICY AT 5% INTEREST  ACCOUNT    SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
YEAR    PER YEAR       VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
--------------------------------------------------------------------------------------------
 1       10,500          9,934       9,159      44,053        9,847       9,078      44,053
 2       11,025         10,248       9,468      44,053       10,062       9,282      44,053
 3       11,576         10,573       9,793      44,053       10,273       9,493      44,053
 4       12,155         10,909      10,279      44,053       10,480       9,850      44,053
 5       12,763         11,257      10,627      44,053       10,682      10,052      44,053
 6       13,401         11,617      11,187      44,053       10,875      10,445      44,053
 7       14,071         11,989      11,559      44,053       11,058      10,628      44,053
 8       14,775         12,375      12,145      44,053       11,227      10,997      44,053
 9       15,513         12,774      12,544      44,053       11,378      11,148      44,053
10       16,289         13,187      13,157      44,053       11,508      11,478      44,053
11       17,103         13,634      13,604      44,053       11,631      11,601      44,053
12       17,959         14,098      14,068      44,053       11,725      11,695      44,053
13       18,856         14,579      14,549      44,053       11,787      11,757      44,053
14       19,799         15,077      15,047      44,053       11,811      11,781      44,053
15       20,789         15,593      15,563      44,053       11,791      11,761      44,053
16       21,829         16,128      16,098      44,053       11,718      11,688      44,053
17       22,920         16,682      16,652      44,053       11,583      11,553      44,053
18       24,066         17,257      17,227      44,053       11,372      11,342      44,053
19       25,270         17,852      17,822      44,053       11,072      11,042      44,053
20       26,533         18,469      18,439      44,053       10,665      10,635      44,053

25       33,864         21,906      21,876      44,053        6,318       6,288      44,053
35       55,160         30,924      30,894      44,053            -           -           -
--------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            37    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

                             CURRENT CHARGES*                 GUARANTEED CHARGES**
END    PREMIUMS      -------------------------------------------------------------------
OF   ACCUMULATED                   CASH                               CASH
POLICY AT 5% INTEREST  ACCOUNT   SURRENDER    DEATH      ACCOUNT    SURRENDER    DEATH
YEAR    PER YEAR       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT
----------------------------------------------------------------------------------------
 1       10,500         9,367      8,635      44,053       9,281      8,555      44,053
 2       11,025         9,111      8,398      44,053       8,924      8,224      44,053
 3       11,576         8,861      8,166      44,053       8,558      7,887      44,053
 4       12,155         8,617      8,070      44,053       8,183      7,662      44,053
 5       12,763         8,378      7,846      44,053       7,797      7,299      44,053
 6       13,401         8,146      7,790      44,053       7,396      7,070      44,053
 7       14,071         7,919      7,572      44,053       6,979      6,670      44,053
 8       14,775         7,698      7,514      44,053       6,541      6,380      44,053
 9       15,513         7,482      7,302      44,053       6,078      5,927      44,053
10       16,289         7,271      7,241      44,053       5,588      5,558      44,053
11       17,103         7,076      7,046      44,053       5,072      5,042      44,053
12       17,959         6,886      6,856      44,053       4,518      4,488      44,053
13       18,856         6,700      6,670      44,053       3,923      3,893      44,053
14       19,799         6,518      6,488      44,053       3,281      3,251      44,053
15       20,789         6,340      6,310      44,053       2,584      2,554      44,053
16       21,829         6,166      6,136      44,053       1,823      1,793      44,053
17       22,920         5,996      5,966      44,053         988        958      44,053
18       24,066         5,830      5,800      44,053          65         35      44,053
19       25,270         5,668      5,638      44,053           -          -           -
20       26,533         5,510      5,480      44,053           -          -           -

25       33,864         4,770      4,740      44,053           -          -           -
35       55,160         3,523      3,493      44,053           -          -           -
----------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            38    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,866        9,842        34,014       10,739        9,718        34,014
 2       11,025          11,775       10,760        34,014       11,507       10,497        34,014
 3       11,576          12,763       11,759        34,014       12,341       11,346        34,014
 4       12,155          13,836       12,998        34,014       13,249       12,421        34,014
 5       12,763          15,002       14,184        34,014       14,238       13,431        34,014
 6       13,401          16,269       15,676        34,014       15,316       14,733        34,014
 7       14,071          17,645       17,083        34,014       16,490       15,936        34,014
 8       14,775          19,142       18,816        34,014       17,769       17,450        34,014
 9       15,513          20,767       20,485        34,014       19,163       18,885        34,014
10       16,289          22,534       22,504        34,014       20,685       20,655        34,014
11       17,103          24,650       24,620        34,014       22,538       22,508        34,014
12       17,959          26,978       26,948        34,014       24,596       24,566        34,014
13       18,856          29,576       29,546        34,899       26,895       26,865        34,014
14       19,799          32,446       32,416        37,961       29,471       29,441        34,481
15       20,789          35,595       35,565        41,289       32,328       32,298        37,500
16       21,829          39,047       39,017        44,904       35,461       35,431        40,780
17       22,920          42,846       42,816        48,415       38,907       38,877        43,965
18       24,066          47,027       46,997        52,199       42,701       42,671        47,398
19       25,270          51,634       51,634        56,281       46,882       46,852        51,101
20       26,533          56,703       56,703        61,806       51,451       51,451        56,082

25       33,864          90,455       90,455        95,882       82,077       82,077        87,001
35       55,160         226,166      226,166       237,474      202,195      202,195       212,304
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            39    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,280        9,269       34,014        10,153        9,145       34,014
 2       11,025          10,538        9,547       34,014        10,268        9,282       34,014
 3       11,576          10,802        9,833       34,014        10,374        9,412       34,014
 4       12,155          11,074       10,278       34,014        10,471        9,684       34,014
 5       12,763          11,353       10,582       34,014        10,556        9,795       34,014
 6       13,401          11,641       11,094       34,014        10,628       10,092       34,014
 7       14,071          11,936       11,417       34,014        10,681       10,171       34,014
 8       14,775          12,240       11,949       34,014        10,709       10,426       34,014
 9       15,513          12,552       12,291       34,014        10,705       10,448       34,014
10       16,289          12,873       12,843       34,014        10,662       10,632       34,014
11       17,103          13,309       13,279       34,014        10,663       10,633       34,014
12       17,959          13,761       13,731       34,014        10,622       10,592       34,014
13       18,856          14,230       14,200       34,014        10,534       10,504       34,014
14       19,799          14,715       14,685       34,014        10,394       10,364       34,014
15       20,789          15,218       15,188       34,014        10,194       10,164       34,014
16       21,829          15,739       15,709       34,014         9,919        9,889       34,014
17       22,920          16,280       16,250       34,014         9,550        9,520       34,014
18       24,066          16,840       16,810       34,014         9,058        9,028       34,014
19       25,270          17,420       17,390       34,014         8,411        8,381       34,014
20       26,533          18,021       17,991       34,014         7,573        7,543       34,014

25       33,864          21,371       21,341       34,014             -            -            -
35       55,160          30,159       30,129       34,014             -            -            -
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            40    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500           9,694        8,719       34,014         9,567        8,605       34,014
 2       11,025           9,369        8,449       34,014         9,098        8,204       34,014
 3       11,576           9,053        8,186       34,014         8,623        7,795       34,014
 4       12,155           8,747        8,061       34,014         8,140        7,499       34,014
 5       12,763           8,451        7,808       34,014         7,648        7,063       34,014
 6       13,401           8,163        7,725       34,014         7,143        6,756       34,014
 7       14,071           7,884        7,480       34,014         6,620        6,275       34,014
 8       14,775           7,614        7,394       34,014         6,071        5,890       34,014
 9       15,513           7,352        7,157       34,014         5,490        5,336       34,014
10       16,289           7,098        7,068       34,014         4,868        4,838       34,014
11       17,103           6,907        6,877       34,014         4,238        4,208       34,014
12       17,959           6,721        6,691       34,014         3,554        3,524       34,014
13       18,856           6,538        6,508       34,014         2,812        2,782       34,014
14       19,799           6,360        6,330       34,014         2,007        1,977       34,014
15       20,789           6,186        6,156       34,014         1,128        1,098       34,014
16       21,829           6,016        5,986       34,014           160          130       34,014
17       22,920           5,849        5,819       34,014             -            -            -
18       24,066           5,687        5,657       34,014             -            -            -
19       25,270           5,528        5,498       34,014             -            -            -
20       26,533           5,372        5,342       34,014             -            -            -

25       33,864           4,648        4,618       34,014             -            -            -
35       55,160           3,426        3,396       34,014             -            -            -
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            41    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,500        9,720        34,014       10,367        9,587        34,014
 2       11,025          11,451       10,671        34,014       11,170       10,390        34,014
 3       11,576          12,492       11,712        34,014       12,048       11,268        34,014
 4       12,155          13,630       13,000        34,014       13,011       12,381        34,014
 5       12,763          14,874       14,244        34,014       14,067       13,437        34,014
 6       13,401          16,236       15,806        34,014       15,227       14,797        34,014
 7       14,071          17,725       17,295        34,014       16,500       16,070        34,014
 8       14,775          19,353       19,123        34,014       17,897       17,667        34,014
 9       15,513          21,135       20,905        34,014       19,433       19,203        34,014
10       16,289          23,083       23,053        34,014       21,124       21,094        34,014
11       17,103          25,252       25,222        34,014       23,030       23,000        34,014
12       17,959          27,649       27,619        34,014       25,150       25,120        34,014
13       18,856          30,324       30,294        35,782       27,519       27,489        34,014
14       19,799          33,268       33,238        38,923       30,171       30,141        35,299
15       20,789          36,498       36,468        42,337       33,096       33,066        38,391
16       21,829          40,039       40,009        46,044       36,305       36,275        41,750
17       22,920          43,934       43,904        49,645       39,834       39,804        45,012
18       24,066          48,223       48,193        53,526       43,719       43,689        48,527
19       25,270          52,948       52,948        57,713       48,000       47,970        52,319
20       26,533          58,146       58,146        63,379       52,679       52,679        57,420

25       33,864          92,757       92,757        98,322       84,035       84,035        89,077
35       55,160         231,921      231,921       243,517      207,019      207,019       217,369
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            42    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500           9,934        9,159       34,014         9,801        9,036       34,014
 2       11,025          10,248        9,468       34,014         9,965        9,188       34,014
 3       11,576          10,573        9,793       34,014        10,125        9,345       34,014
 4       12,155          10,909       10,279       34,014        10,278        9,648       34,014
 5       12,763          11,257       10,627       34,014        10,424        9,794       34,014
 6       13,401          11,617       11,187       34,014        10,560       10,130       34,014
 7       14,071          11,989       11,559       34,014        10,680       10,250       34,014
 8       14,775          12,375       12,145       34,014        10,779       10,549       34,014
 9       15,513          12,774       12,544       34,014        10,850       10,620       34,014
10       16,289          13,187       13,157       34,014        10,887       10,857       34,014
11       17,103          13,634       13,604       34,014        10,903       10,873       34,014
12       17,959          14,098       14,068       34,014        10,877       10,847       34,014
13       18,856          14,579       14,549       34,014        10,805       10,775       34,014
14       19,799          15,077       15,047       34,014        10,684       10,654       34,014
15       20,789          15,593       15,563       34,014        10,505       10,475       34,014
16       21,829          16,128       16,098       34,014        10,252       10,222       34,014
17       22,920          16,682       16,652       34,014         9,908        9,878       34,014
18       24,066          17,257       17,227       34,014         9,444        9,414       34,014
19       25,270          17,852       17,822       34,014         8,830        8,800       34,014
20       26,533          18,469       18,439       34,014         8,030        8,000       34,014

25       33,864          21,906       21,876       34,014             -            -            -
35       55,160          30,924       30,894       34,014             -            -            -
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            43    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500           9,367        8,635       34,014         9,235        8,512       34,014
 2       11,025           9,111        8,398       34,014         8,829        8,137       34,014
 3       11,576           8,861        8,166       34,014         8,413        7,752       34,014
 4       12,155           8,617        8,070       34,014         7,986        7,477       34,014
 5       12,763           8,378        7,846       34,014         7,547        7,064       34,014
 6       13,401           8,146        7,790       34,014         7,090        6,777       34,014
 7       14,071           7,919        7,572       34,014         6,612        6,318       34,014
 8       14,775           7,698        7,514       34,014         6,105        5,953       34,014
 9       15,513           7,482        7,302       34,014         5,561        5,420       34,014
10       16,289           7,271        7,241       34,014         4,973        4,943       34,014
11       17,103           7,076        7,046       34,014         4,343        4,313       34,014
12       17,959           6,886        6,856       34,014         3,659        3,629       34,014
13       18,856           6,700        6,670       34,014         2,918        2,888       34,014
14       19,799           6,518        6,488       34,014         2,113        2,083       34,014
15       20,789           6,340        6,310       34,014         1,236        1,206       34,014
16       21,829           6,166        6,136       34,014           269          239       34,014
17       22,920           5,996        5,966       34,014             -            -            -
18       24,066           5,830        5,800       34,014             -            -            -
19       25,270           5,668        5,638       34,014             -            -            -
20       26,533           5,510        5,480       34,014             -            -            -

25       33,864           4,770        4,740       34,014             -            -            -
35       55,160           3,523        3,493       34,014             -            -            -
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            44    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,866        9,842        20,001       10,653        9,634        20,001
 2       11,025          11,775       10,760        20,001       11,326       10,319        20,001
 3       11,576          12,763       11,759        20,001       12,056       11,065        20,001
 4       12,155          13,836       12,998        20,001       12,854       12,031        20,001
 5       12,763          15,002       14,184        20,001       13,732       12,930        20,001
 6       13,401          16,269       15,676        20,001       14,706       14,129        20,001
 7       14,071          17,645       17,083        20,001       15,795       15,246        20,001
 8       14,775          19,146       18,820        21,251       17,025       16,710        20,001
 9       15,513          20,790       20,508        22,661       18,432       18,155        20,090
10       16,289          22,564       22,534        24,594       20,000       19,970        21,800
11       17,103          24,691       24,661        26,665       21,882       21,852        23,632
12       17,959          27,027       26,997        28,918       23,949       23,919        25,625
13       18,856          29,572       29,542        31,641       26,199       26,169        28,032
14       19,799          32,371       32,341        34,313       28,675       28,645        30,395
15       20,789          35,426       35,396        37,551       31,370       31,340        33,252
16       21,829          38,787       38,757        40,725       34,342       34,312        36,059
17       22,920          42,453       42,423        44,575       37,578       37,548        39,456
18       24,066          46,469       46,439        48,792       41,093       41,063        43,147
19       25,270          50,868       50,868        53,411       44,908       44,878        47,153
20       26,533          55,720       55,720        58,506       49,041       49,011        51,493

25       33,864          87,869       87,869        92,261       75,392       75,392        79,161
35       55,160         218,691      218,691       220,878      181,929      181,929       183,747
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            45    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,280        9,269       20,001        10,065        9,058       20,001
 2       11,025          10,538        9,547       20,001        10,071        9,089       20,001
 3       11,576          10,802        9,833       20,001        10,045        9,089       20,001
 4       12,155          11,074       10,278       20,001         9,981        9,203       20,001
 5       12,763          11,353       10,582       20,001         9,873        9,127       20,001
 6       13,401          11,641       11,094       20,001         9,710        9,195       20,001
 7       14,071          11,936       11,417       20,001         9,481        9,000       20,001
 8       14,775          12,240       11,949       20,001         9,167        8,908       20,001
 9       15,513          12,552       12,291       20,001         8,749        8,522       20,001
10       16,289          12,873       12,843       20,001         8,204        8,174       20,001
11       17,103          13,309       13,279       20,001         7,568        7,538       20,001
12       17,959          13,761       13,731       20,001         6,744        6,714       20,001
13       18,856          14,230       14,200       20,001         5,685        5,655       20,001
14       19,799          14,715       14,685       20,001         4,333        4,303       20,001
15       20,789          15,218       15,188       20,001         2,603        2,573       20,001
16       21,829          15,739       15,709       20,001           380          350       20,001
17       22,920          16,280       16,250       20,001             -            -            -
18       24,066          16,840       16,810       20,001             -            -            -
19       25,270          17,420       17,390       20,001             -            -            -
20       26,533          18,021       17,991       20,001             -            -            -

25       33,864          21,371       21,341       22,439             -            -            -
35       55,160          30,185       30,155       30,486             -            -            -
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            46    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500           9,694        8,719       20,001         9,476        8,522       20,001
 2       11,025           9,369        8,449       20,001         8,888        8,014       20,001
 3       11,576           9,053        8,186       20,001         8,261        7,466       20,001
 4       12,155           8,747        8,061       20,001         7,585        6,986       20,001
 5       12,763           8,451        7,808       20,001         6,852        6,325       20,001
 6       13,401           8,163        7,725       20,001         6,047        5,715       20,001
 7       14,071           7,884        7,480       20,001         5,154        4,879       20,001
 8       14,775           7,614        7,394       20,001         4,149        4,015       20,001
 9       15,513           7,352        7,157       20,001         3,005        2,907       20,001
10       16,289           7,098        7,068       20,001         1,689        1,659       20,001
11       17,103           6,907        6,877       20,001           174          144       20,001
12       17,959           6,721        6,691       20,001             -            -            -
13       18,856           6,538        6,508       20,001             -            -            -
14       19,799           6,360        6,330       20,001             -            -            -
15       20,789           6,186        6,156       20,001             -            -            -
16       21,829           6,016        5,986       20,001             -            -            -
17       22,920           5,849        5,819       20,001             -            -            -
18       24,066           5,687        5,657       20,001             -            -            -
19       25,270           5,528        5,498       20,001             -            -            -
20       26,533           5,372        5,342       20,001             -            -            -

25       33,864           4,648        4,618       20,001             -            -            -
35       55,160           3,426        3,396       20,001             -            -            -
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            47    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,500        9,720        20,001       10,272        9,492        20,001
 2       11,025          11,451       10,671        20,001       10,969       10,189        20,001
 3       11,576          12,492       11,712        20,001       11,730       10,950        20,001
 4       12,155          13,630       13,000        20,001       12,568       11,938        20,001
 5       12,763          14,874       14,244        20,001       13,497       12,867        20,001
 6       13,401          16,236       15,806        20,001       14,534       14,104        20,001
 7       14,071          17,725       17,295        20,029       15,702       15,272        20,001
 8       14,775          19,358       19,128        21,487       17,032       16,802        20,001
 9       15,513          21,158       20,928        23,062       18,564       18,334        20,234
10       16,289          23,114       23,084        25,194       20,276       20,246        22,100
11       17,103          25,294       25,264        27,317       22,184       22,154        23,958
12       17,959          27,688       27,658        29,625       24,280       24,250        25,979
13       18,856          30,296       30,266        32,416       26,561       26,531        28,420
14       19,799          33,164       33,134        35,154       29,072       29,042        30,816
15       20,789          36,294       36,264        38,472       31,805       31,775        33,713
16       21,829          39,738       39,708        41,725       34,819       34,789        36,560
17       22,920          43,496       43,466        45,670       38,100       38,070        40,004
18       24,066          47,611       47,581        49,991       41,665       41,635        43,747
19       25,270          52,120       52,120        54,725       45,533       45,503        47,809
20       26,533          57,091       57,091        59,945       49,724       49,694        52,210

25       33,864          90,030       90,030        94,531       76,443       76,443        80,264
35       55,160         224,070      224,070       226,310      184,463      184,463       186,307
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            48    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500           9,934        9,159       20,001         9,704        8,946       20,001
 2       11,025          10,248        9,468       20,001         9,751        8,990       20,001
 3       11,576          10,573        9,793       20,001         9,768        9,006       20,001
 4       12,155          10,909       10,279       20,001         9,750        9,135       20,001
 5       12,763          11,257       10,627       20,001         9,689        9,078       20,001
 6       13,401          11,617       11,187       20,001         9,576        9,163       20,001
 7       14,071          11,989       11,559       20,001         9,399        8,993       20,001
 8       14,775          12,375       12,145       20,001         9,141        8,928       20,001
 9       15,513          12,774       12,544       20,001         8,782        8,576       20,001
10       16,289          13,187       13,157       20,001         8,298        8,268       20,001
11       17,103          13,634       13,604       20,001         7,675        7,645       20,001
12       17,959          14,098       14,068       20,001         6,865        6,835       20,001
13       18,856          14,579       14,549       20,001         5,824        5,794       20,001
14       19,799          15,077       15,047       20,001         4,493        4,463       20,001
15       20,789          15,593       15,563       20,001         2,791        2,761       20,001
16       21,829          16,128       16,098       20,001           600          570       20,001
17       22,920          16,682       16,652       20,001             -            -            -
18       24,066          17,257       17,227       20,001             -            -            -
19       25,270          17,852       17,822       20,001             -            -            -
20       26,533          18,469       18,439       20,001             -            -            -

25       33,864          21,906       21,876       23,001             -            -            -
35       55,160          30,950       30,920       31,259             -            -            -
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            49    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500           9,367        8,635       20,001         9,136        8,421       20,001
 2       11,025           9,111        8,398       20,001         8,604        7,929       20,001
 3       11,576           8,861        8,166       20,001         8,028        7,396       20,001
 4       12,155           8,617        8,070       20,001         7,400        6,926       20,001
 5       12,763           8,378        7,846       20,001         6,710        6,277       20,001
 6       13,401           8,146        7,790       20,001         5,944        5,676       20,001
 7       14,071           7,919        7,572       20,001         5,084        4,851       20,001
 8       14,775           7,698        7,514       20,001         4,108        3,995       20,001
 9       15,513           7,482        7,302       20,001         2,985        2,896       20,001
10       16,289           7,271        7,241       20,001         1,685        1,655       20,001
11       17,103           7,076        7,046       20,001           169          139       20,001
12       17,959           6,886        6,856       20,001             -            -            -
13       18,856           6,700        6,670       20,001             -            -            -
14       19,799           6,518        6,488       20,001             -            -            -
15       20,789           6,340        6,310       20,001             -            -            -
16       21,829           6,166        6,136       20,001             -            -            -
17       22,920           5,996        5,966       20,001             -            -            -
18       24,066           5,830        5,800       20,001             -            -            -
19       25,270           5,668        5,638       20,001             -            -            -
20       26,533           5,510        5,480       20,001             -            -            -

25       33,864           4,770        4,740       20,001             -            -            -
35       55,160           3,523        3,493       20,001             -            -            -
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            50    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,934        9,908        45,872       10,934        9,908        45,872
 2       11,025          11,917       10,898        45,872       11,917       10,898        45,872
 3       11,576          12,983       11,976        45,872       12,983       11,976        45,872
 4       12,155          14,141       13,299        45,872       14,141       13,299        45,872
 5       12,763          15,397       14,574        45,872       15,397       14,574        45,872
 6       13,401          16,760       16,162        45,872       16,760       16,162        45,872
 7       14,071          18,238       17,671        45,872       18,238       17,671        45,872
 8       14,775          19,840       19,511        45,872       19,840       19,511        45,872
 9       15,513          21,578       21,294        45,872       21,578       21,294        45,872
10       16,289          23,461       23,431        45,872       23,461       23,431        45,872
11       17,103          25,711       25,681        45,872       25,710       25,680        45,872
12       17,959          28,180       28,150        45,872       28,178       28,148        45,872
13       18,856          30,893       30,863        45,872       30,890       30,860        45,872
14       19,799          33,883       33,853        45,872       33,879       33,849        45,872
15       20,789          37,190       37,160        45,872       37,186       37,156        45,872
16       21,829          40,861       40,831        46,989       40,856       40,826        46,984
17       22,920          44,916       44,886        50,754       44,911       44,881        50,748
18       24,066          49,374       49,344        54,805       49,368       49,338        54,798
19       25,270          54,280       54,280        59,164       54,274       54,274        59,158
20       26,533          59,682       59,682        65,053       59,676       59,676        65,046

25       33,864          95,601       95,601       101,337       95,590       95,590       101,325
35       55,160         241,750      241,750       253,837      235,717      235,717       247,502
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            51    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                              CURRENT CHARGES*                   GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------
OF   ACCUMULATED                    CASH                                 CASH
POLICY AT 5% INTEREST  ACCOUNT    SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
YEAR    PER YEAR       VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
--------------------------------------------------------------------------------------------
 1       10,500         10,344       9,332      45,872       10,344       9,332      45,872
 2       11,025         10,663       9,670      45,872       10,663       9,670      45,872
 3       11,576         10,985      10,012      45,872       10,985      10,012      45,872
 4       12,155         11,308      10,508      45,872       11,308      10,508      45,872
 5       12,763         11,630      10,855      45,872       11,630      10,855      45,872
 6       13,401         11,951      11,401      45,872       11,951      11,401      45,872
 7       14,071         12,273      11,751      45,872       12,266      11,744      45,872
 8       14,775         12,605      12,312      45,872       12,572      12,279      45,872
 9       15,513         12,947      12,685      45,872       12,863      12,601      45,872
10       16,289         13,299      13,269      45,872       13,134      13,104      45,872
11       17,103         13,772      13,742      45,872       13,488      13,458      45,872
12       17,959         14,262      14,232      45,872       13,815      13,785      45,872
13       18,856         14,771      14,741      45,872       14,108      14,078      45,872
14       19,799         15,299      15,269      45,872       14,360      14,330      45,872
15       20,789         15,847      15,817      45,872       14,561      14,531      45,872
16       21,829         16,416      16,386      45,872       14,694      14,664      45,872
17       22,920         17,006      16,976      45,872       14,742      14,712      45,872
18       24,066         17,618      17,588      45,872       14,679      14,649      45,872
19       25,270         18,254      18,224      45,872       14,472      14,442      45,872
20       26,533         18,914      18,884      45,872       14,086      14,056      45,872

25       33,864         22,608      22,578      45,872        7,581       7,551      45,872
35       55,160         32,412      32,382      45,872            -           -           -
--------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            52    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

                             CURRENT CHARGES*                 GUARANTEED CHARGES**
END    PREMIUMS      -------------------------------------------------------------------
OF   ACCUMULATED                   CASH                               CASH
POLICY AT 5% INTEREST  ACCOUNT   SURRENDER    DEATH      ACCOUNT    SURRENDER    DEATH
YEAR    PER YEAR       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT
----------------------------------------------------------------------------------------
 1       10,500         9,755      8,774      45,872       9,755      8,774      45,872
 2       11,025         9,479      8,549      45,872       9,479      8,549      45,872
 3       11,576         9,202      8,321      45,872       9,202      8,321      45,872
 4       12,155         8,921      8,222      45,872       8,921      8,222      45,872
 5       12,763         8,635      7,979      45,872       8,635      7,979      45,872
 6       13,401         8,355      7,907      45,872       8,341      7,894      45,872
 7       14,071         8,082      7,668      45,872       8,035      7,623      45,872
 8       14,775         7,818      7,592      45,872       7,712      7,489      45,872
 9       15,513         7,561      7,361      45,872       7,368      7,172      45,872
10       16,289         7,311      7,281      45,872       6,995      6,965      45,872
11       17,103         7,126      7,096      45,872       6,641      6,611      45,872
12       17,959         6,945      6,915      45,872       6,239      6,209      45,872
13       18,856         6,768      6,738      45,872       5,781      5,751      45,872
14       19,799         6,594      6,564      45,872       5,256      5,226      45,872
15       20,789         6,424      6,394      45,872       4,653      4,623      45,872
16       21,829         6,258      6,228      45,872       3,952      3,922      45,872
17       22,920         6,095      6,065      45,872       3,130      3,100      45,872
18       24,066         5,936      5,906      45,872       2,154      2,124      45,872
19       25,270         5,780      5,750      45,872         983        953      45,872
20       26,533         5,628      5,598      45,872           -          -           -

25       33,864         4,912      4,882      45,872           -          -           -
35       55,160         3,693      3,663      45,872           -          -           -
----------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            53    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,565        9,785        45,872       10,565        9,785        45,872
 2       11,025          11,588       10,808        45,872       11,588       10,808        45,872
 3       11,576          12,706       11,926        45,872       12,706       11,926        45,872
 4       12,155          13,928       13,298        45,872       13,928       13,298        45,872
 5       12,763          15,263       14,633        45,872       15,263       14,633        45,872
 6       13,401          16,722       16,292        45,872       16,722       16,292        45,872
 7       14,071          18,316       17,886        45,872       18,316       17,886        45,872
 8       14,775          20,056       19,826        45,872       20,056       19,826        45,872
 9       15,513          21,957       21,727        45,872       21,957       21,727        45,872
10       16,289          24,035       24,005        45,872       24,035       24,005        45,872
11       17,103          26,347       26,317        45,872       26,347       26,317        45,872
12       17,959          28,884       28,854        45,872       28,884       28,854        45,872
13       18,856          31,675       31,645        45,872       31,675       31,645        45,872
14       19,799          34,754       34,724        45,872       34,754       34,724        45,872
15       20,789          38,161       38,131        45,872       38,161       38,131        45,872
16       21,829          41,941       41,911        48,232       41,941       41,911        48,232
17       22,920          46,104       46,074        52,097       46,104       46,074        52,097
18       24,066          50,681       50,681        56,256       50,681       50,681        56,256
19       25,270          55,751       55,751        60,768       55,751       55,751        60,768
20       26,533          61,300       61,300        66,816       61,300       61,300        66,816

25       33,864          98,192       98,192       104,083       98,192       98,192       104,083
35       55,160         248,302      248,302       260,717      242,132      242,132       254,238
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            54    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                              CURRENT CHARGES*                   GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------
OF   ACCUMULATED                    CASH                                 CASH
POLICY AT 5% INTEREST  ACCOUNT    SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
YEAR    PER YEAR       VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
--------------------------------------------------------------------------------------------
 1       10,500          9,995       9,216      45,872        9,995       9,216      45,872
 2       11,025         10,369       9,589      45,872       10,369       9,589      45,872
 3       11,576         10,750       9,970      45,872       10,750       9,970      45,872
 4       12,155         11,137      10,507      45,872       11,137      10,507      45,872
 5       12,763         11,529      10,899      45,872       11,529      10,899      45,872
 6       13,401         11,923      11,493      45,872       11,923      11,493      45,872
 7       14,071         12,325      11,895      45,872       12,317      11,887      45,872
 8       14,775         12,741      12,511      45,872       12,708      12,478      45,872
 9       15,513         13,173      12,943      45,872       13,090      12,860      45,872
10       16,289         13,620      13,590      45,872       13,458      13,428      45,872
11       17,103         14,104      14,074      45,872       13,827      13,797      45,872
12       17,959         14,607      14,577      45,872       14,171      14,141      45,872
13       18,856         15,129      15,099      45,872       14,483      14,453      45,872
14       19,799         15,670      15,640      45,872       14,756      14,726      45,872
15       20,789         16,232      16,202      45,872       14,978      14,948      45,872
16       21,829         16,816      16,786      45,872       15,136      15,106      45,872
17       22,920         17,421      17,391      45,872       15,211      15,181      45,872
18       24,066         18,050      18,020      45,872       15,178      15,148      45,872
19       25,270         18,702      18,672      45,872       15,006      14,976      45,872
20       26,533         19,379      19,349      45,872       14,660      14,630      45,872

25       33,864         23,167      23,137      45,872        8,494       8,464      45,872
35       55,160         33,223      33,193      45,872            -           -           -
--------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            55    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

                             CURRENT CHARGES*                 GUARANTEED CHARGES**
END    PREMIUMS      -------------------------------------------------------------------
OF   ACCUMULATED                   CASH                               CASH
POLICY AT 5% INTEREST  ACCOUNT   SURRENDER    DEATH      ACCOUNT    SURRENDER    DEATH
YEAR    PER YEAR       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT
----------------------------------------------------------------------------------------
 1       10,500         9,425      8,689      45,872       9,425      8,689      45,872
 2       11,025         9,218      8,496      45,872       9,218      8,496      45,872
 3       11,576         9,005      8,300      45,872       9,005      8,300      45,872
 4       12,155         8,786      8,229      45,872       8,786      8,229      45,872
 5       12,763         8,559      8,015      45,872       8,559      8,015      45,872
 6       13,401         8,335      7,971      45,872       8,320      7,958      45,872
 7       14,071         8,116      7,761      45,872       8,067      7,715      45,872
 8       14,775         7,901      7,713      45,872       7,795      7,610      45,872
 9       15,513         7,692      7,508      45,872       7,499      7,319      45,872
10       16,289         7,487      7,457      45,872       7,171      7,141      45,872
11       17,103         7,299      7,269      45,872       6,814      6,784      45,872
12       17,959         7,114      7,084      45,872       6,410      6,380      45,872
13       18,856         6,933      6,903      45,872       5,951      5,921      45,872
14       19,799         6,756      6,726      45,872       5,426      5,396      45,872
15       20,789         6,582      6,552      45,872       4,821      4,791      45,872
16       21,829         6,413      6,383      45,872       4,120      4,090      45,872
17       22,920         6,247      6,217      45,872       3,298      3,268      45,872
18       24,066         6,084      6,054      45,872       2,322      2,292      45,872
19       25,270         5,925      5,895      45,872       1,153      1,123      45,872
20       26,533         5,769      5,739      45,872           -          -           -

25       33,864         5,040      5,010      45,872           -          -           -
35       55,160         3,796      3,766      45,872           -          -           -
----------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            56    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,928        9,902        28,491       10,928        9,902        28,491
 2       11,025          11,890       10,872        28,491       11,890       10,872        28,491
 3       11,576          12,920       11,914        28,491       12,920       11,914        28,491
 4       12,155          14,027       13,187        28,491       14,023       13,183        28,491
 5       12,763          15,233       14,413        28,491       15,207       14,387        28,491
 6       13,401          16,545       15,949        28,491       16,478       15,883        28,491
 7       14,071          17,973       17,408        28,491       17,847       17,283        28,491
 8       14,775          19,526       19,199        28,491       19,325       18,999        28,491
 9       15,513          21,217       20,934        28,491       20,929       20,646        28,491
10       16,289          23,057       23,027        28,491       22,681       22,651        28,491
11       17,103          25,265       25,235        28,491       24,815       24,785        28,491
12       17,959          27,730       27,700        29,670       27,220       27,190        29,125
13       18,856          30,444       30,414        32,574       29,884       29,854        31,975
14       19,799          33,425       33,395        35,430       32,810       32,780        34,778
15       20,789          36,681       36,651        38,881       36,005       35,975        38,165
16       21,829          40,261       40,231        42,273       39,519       39,489        41,494
17       22,920          44,167       44,137        46,375       43,353       43,323        45,520
18       24,066          48,423       48,393        50,844       47,529       47,499        49,905
19       25,270          53,088       53,088        55,742       52,071       52,071        54,674
20       26,533          58,239       58,239        61,151       57,035       57,035        59,886

25       33,864          92,533       92,533        97,159       88,634       88,634        93,065
35       55,160         233,593      233,593       235,928      214,875      214,875       217,023
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            57    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,338        9,326       28,491        10,338        9,326       28,491
 2       11,025          10,636        9,643       28,491        10,636        9,643       28,491
 3       11,576          10,920        9,949       28,491        10,919        9,948       28,491
 4       12,155          11,212       10,414       28,491        11,184       10,386       28,491
 5       12,763          11,513       10,739       28,491        11,424       10,651       28,491
 6       13,401          11,822       11,274       28,491        11,634       11,087       28,491
 7       14,071          12,141       11,620       28,491        11,803       11,284       28,491
 8       14,775          12,469       12,177       28,491        11,920       11,631       28,491
 9       15,513          12,807       12,545       28,491        11,972       11,712       28,491
10       16,289          13,155       13,125       28,491        11,939       11,909       28,491
11       17,103          13,622       13,592       28,491        11,901       11,871       28,491
12       17,959          14,106       14,076       28,491        11,744       11,714       28,491
13       18,856          14,609       14,579       28,491        11,442       11,412       28,491
14       19,799          15,131       15,101       28,491        10,961       10,931       28,491
15       20,789          15,673       15,643       28,491        10,258       10,228       28,491
16       21,829          16,235       16,205       28,491         9,271        9,241       28,491
17       22,920          16,818       16,788       28,491         7,911        7,881       28,491
18       24,066          17,424       17,394       28,491         6,056        6,026       28,491
19       25,270          18,052       18,022       28,491         3,534        3,504       28,491
20       26,533          18,705       18,675       28,491           107           77       28,491

25       33,864          22,356       22,326       28,491             -            -            -
35       55,160          32,046       32,016       32,366             -            -            -
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            58    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500           9,748        8,768       28,491         9,748        8,768       28,491
 2       11,025           9,452        8,524       28,491         9,452        8,524       28,491
 3       11,576           9,148        8,272       28,491         9,136        8,261       28,491
 4       12,155           8,852        8,158       28,491         8,794        8,105       28,491
 5       12,763           8,565        7,914       28,491         8,421        7,780       28,491
 6       13,401           8,287        7,842       28,491         8,006        7,576       28,491
 7       14,071           8,016        7,605       28,491         7,539        7,151       28,491
 8       14,775           7,754        7,530       28,491         7,005        6,799       28,491
 9       15,513           7,499        7,300       28,491         6,382        6,209       28,491
10       16,289           7,251        7,221       28,491         5,650        5,620       28,491
11       17,103           7,067        7,037       28,491         4,821        4,791       28,491
12       17,959           6,887        6,857       28,491         3,817        3,787       28,491
13       18,856           6,711        6,681       28,491         2,601        2,571       28,491
14       19,799           6,539        6,509       28,491         1,125        1,095       28,491
15       20,789           6,370        6,340       28,491             -            -            -
16       21,829           6,205        6,175       28,491             -            -            -
17       22,920           6,043        6,013       28,491             -            -            -
18       24,066           5,885        5,855       28,491             -            -            -
19       25,270           5,730        5,700       28,491             -            -            -
20       26,533           5,579        5,549       28,491             -            -            -

25       33,864           4,869        4,839       28,491             -            -            -
35       55,160           3,658        3,628       28,491             -            -            -
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            59    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,559        9,779        28,491       10,559        9,779        28,491
 2       11,025          11,560       10,780        28,491       11,560       10,780        28,491
 3       11,576          12,641       11,861        28,491       12,641       11,861        28,491
 4       12,155          13,813       13,183        28,491       13,807       13,177        28,491
 5       12,763          15,098       14,468        28,491       15,067       14,437        28,491
 6       13,401          16,505       16,075        28,491       16,431       16,001        28,491
 7       14,071          18,046       17,616        28,491       17,912       17,482        28,491
 8       14,775          19,735       19,505        28,491       19,526       19,296        28,491
 9       15,513          21,584       21,354        28,491       21,292       21,062        28,491
10       16,289          23,610       23,580        28,491       23,241       23,211        28,491
11       17,103          25,880       25,850        28,491       25,452       25,422        28,491
12       17,959          28,419       28,389        30,408       27,940       27,910        29,896
13       18,856          31,202       31,172        33,385       30,675       30,645        32,822
14       19,799          34,258       34,228        36,313       33,680       33,650        35,700
15       20,789          37,596       37,566        39,851       36,961       36,931        39,178
16       21,829          41,266       41,236        43,329       40,568       40,538        42,596
17       22,920          45,271       45,241        47,534       44,505       44,475        46,730
18       24,066          49,634       49,604        52,115       48,793       48,763        51,232
19       25,270          54,417       54,417        57,137       53,457       53,457        56,129
20       26,533          59,696       59,696        62,681       58,553       58,553        61,480

25       33,864          94,848       94,848        99,590       90,993       90,993        95,542
35       55,160         239,438      239,438       241,832      220,594      220,594       222,799
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            60    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500           9,989        9,210       28,491         9,989        9,210       28,491
 2       11,025          10,341        9,561       28,491        10,341        9,561       28,491
 3       11,576          10,686        9,906       28,491        10,683        9,903       28,491
 4       12,155          11,042       10,412       28,491        11,010       10,380       28,491
 5       12,763          11,412       10,782       28,491        11,317       10,687       28,491
 6       13,401          11,795       11,365       28,491        11,598       11,168       28,491
 7       14,071          12,192       11,762       28,491        11,844       11,414       28,491
 8       14,775          12,604       12,374       28,491        12,043       11,813       28,491
 9       15,513          13,030       12,800       28,491        12,182       11,952       28,491
10       16,289          13,472       13,442       28,491        12,244       12,214       28,491
11       17,103          13,951       13,921       28,491        12,229       12,199       28,491
12       17,959          14,448       14,418       28,491        12,099       12,069       28,491
13       18,856          14,964       14,934       28,491        11,829       11,799       28,491
14       19,799          15,499       15,469       28,491        11,387       11,357       28,491
15       20,789          16,055       16,025       28,491        10,731       10,701       28,491
16       21,829          16,631       16,601       28,491         9,801        9,771       28,491
17       22,920          17,230       17,200       28,491         8,513        8,483       28,491
18       24,066          17,851       17,821       28,491         6,749        6,719       28,491
19       25,270          18,496       18,466       28,491         4,344        4,314       28,491
20       26,533          19,165       19,135       28,491         1,069        1,039       28,491

25       33,864          22,910       22,880       28,491             -            -            -
35       55,160          32,850       32,820       33,178             -            -            -
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            61    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
POLICY AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500           9,419        8,683       28,491         9,419        8,683       28,491
 2       11,025           9,190        8,471       28,491         9,190        8,471       28,491
 3       11,576           8,951        8,250       28,491         8,938        8,237       28,491
 4       12,155           8,718        8,165       28,491         8,657        8,107       28,491
 5       12,763           8,490        7,951       28,491         8,340        7,810       28,491
 6       13,401           8,267        7,907       28,491         7,979        7,630       28,491
 7       14,071           8,050        7,698       28,491         7,563        7,231       28,491
 8       14,775           7,837        7,650       28,491         7,076        6,904       28,491
 9       15,513           7,629        7,447       28,491         6,497        6,337       28,491
10       16,289           7,426        7,396       28,491         5,804        5,774       28,491
11       17,103           7,239        7,209       28,491         4,978        4,948       28,491
12       17,959           7,055        7,025       28,491         3,977        3,947       28,491
13       18,856           6,875        6,845       28,491         2,766        2,736       28,491
14       19,799           6,699        6,669       28,491         1,296        1,266       28,491
15       20,789           6,527        6,497       28,491             -            -            -
16       21,829           6,359        6,329       28,491             -            -            -
17       22,920           6,194        6,164       28,491             -            -            -
18       24,066           6,033        6,003       28,491             -            -            -
19       25,270           5,875        5,845       28,491             -            -            -
20       26,533           5,720        5,690       28,491             -            -            -

25       33,864           4,995        4,965       28,491             -            -            -
35       55,160           3,760        3,730       28,491             -            -            -
--------------------------------------------------------------------------------------------------

     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            62    - PROSPECTUS

Report of Independent Public Accountants

To Hartford Life Insurance Company Putnam Capital Manager Trust
Separate Account Five and to the Owners of Units of Interest therein:

We have audited the accompanying statement of assets and liabilities of Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Five (the Account) as of December 31, 1997, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Five as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 16, 1998                ARTHUR ANDERSEN LLP

                            63    - PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statement of Assets & Liabilities
--------------------------------------------------------------------------------

December 31, 1997                                 Asia        Diversified Global      Global      Growth       High Yield
                                                  Pacific     Income      Asset       Growth      and Income   Fund
                                                  Growth      Fund        Allocation  Fund        Fund         Sub-Account
                                                  Fund        Sub-Account Fund        Sub-Account Sub-Account
                                                  Sub-Account             Sub-Account
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments:
 ........................................................................................................................
PUTNAM VT ASIA PACIFIC GROWTH FUND
 Shares 80,514
 Cost $833,879
 ........................................................................................................................
   Market Value:                                  $  740,730  $       --  $       --  $       --  $        --  $       --
 ........................................................................................................................
PUTNAM VT DIVERSIFIED INCOME FUND
 Shares 143,001
 Cost $1,551,529
 ........................................................................................................................
   Market Value:                                          --   1,617,344          --          --           --          --
 ........................................................................................................................
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 Shares 93,870
 Cost $1,515,021
 ........................................................................................................................
   Market Value:                                          --          --   1,761,008          --           --          --
 ........................................................................................................................
PUTNAM VT GLOBAL GROWTH FUND
 Shares 413,698
 Cost $6,327,394
 ........................................................................................................................
   Market Value:                                          --          --          --   7,587,216           --          --
 ........................................................................................................................
PUTNAM VT GROWTH AND INCOME FUND
 Shares 715,883
 Cost $15,788,650
 ........................................................................................................................
   Market Value:                                          --          --          --          --   20,273,813          --
 ........................................................................................................................
PUTNAM VT HIGH YIELD FUND
 Shares 322,960
 Cost $3,946,365
 ........................................................................................................................
   Market Value:                                          --          --          --          --           --   4,398,715
 ........................................................................................................................
PUTNAM VT INTERNATIONAL GROWTH FUND
 Shares 12,773
 Cost $141,514
 ........................................................................................................................
   Market Value:                                          --          --          --          --           --          --
 ........................................................................................................................
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
 Shares 14,505
 Cost $169,671
 ........................................................................................................................
   Market Value:                                          --          --          --          --           --          --
 ........................................................................................................................
Due From Hartford Life Insurance Company                  --          --          --      15,330       44,525      15,072
 ........................................................................................................................
Receivable from fund shares sold                          --          --          --          --           --          --
-------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                         740,730   1,617,344   1,761,008   7,602,546   20,318,338   4,413,787
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Due to Hartford Life Insurance Company                    --          --          --          --           --          --
 ........................................................................................................................
Payable for fund shares purchased                         --          --          --      15,330       44,524      15,073
 ........................................................................................................................
TOTAL LIABILITIES                                         --          --          --      15,330       44,524      15,073
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE LIFE CONTRACT LIABILITIES)   $  740,730  $1,617,344  $1,761,008  $7,587,216  $20,273,814  $4,398,714
-------------------------------------------------------------------------------------------------------------------------

December 31, 1997                                 International International
                                                  Growth Fund  Growth and
                                                  Sub-Account  Income Fund
                                                               Sub-Account

-----------------------------------------------------------------------------------------
ASSETS:
Investments:
 ...............................................
PUTNAM VT ASIA PACIFIC GROWTH FUND
 Shares 80,514
 Cost $833,879
 ...............................................
   Market Value:                                  $        --  $        --
 ...............................................
PUTNAM VT DIVERSIFIED INCOME FUND
 Shares 143,001
 Cost $1,551,529
 ...............................................
   Market Value:                                           --           --
 ...............................................
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 Shares 93,870
 Cost $1,515,021
 ...............................................
   Market Value:                                           --           --
 ...............................................
PUTNAM VT GLOBAL GROWTH FUND
 Shares 413,698
 Cost $6,327,394
 ...............................................
   Market Value:                                           --           --
 ...............................................
PUTNAM VT GROWTH AND INCOME FUND
 Shares 715,883
 Cost $15,788,650
 ...............................................
   Market Value:                                           --           --
 ...............................................
PUTNAM VT HIGH YIELD FUND
 Shares 322,960
 Cost $3,946,365
 ...............................................
   Market Value:                                           --           --
 ...............................................
PUTNAM VT INTERNATIONAL GROWTH FUND
 Shares 12,773
 Cost $141,514
 ...............................................
   Market Value:                                      145,994           --
 ...............................................
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
 Shares 14,505
 Cost $169,671
 ...............................................
   Market Value:                                           --      167,244
 ...............................................
Due From Hartford Life Insurance Company                   --           --
 ...............................................
Receivable from fund shares sold                           --       20,086
------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                          145,994      187,330
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
Due to Hartford Life Insurance Company                     --       20,086
 ...............................................
Payable for fund shares purchased                          --           --
 ...............................................
TOTAL LIABILITIES                                          --       20,086
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS (VARIABLE LIFE CONTRACT LIABILITIES)   $   145,994  $   167,244
-------------------------------------------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                            64    - PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statement of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

December 31, 1997                            International Money      New          New         U.S.            Utilities
                                             New          Market      Opportunities Value      Government and  Growth
                                             Opportunities Fund       Fund         Fund        High            and Income
                                             Fund         Sub-Account Sub-Account  Sub-Account Quality Bond    Fund
                                             Sub-Account                                       Fund            Sub-Account
                                                                                               Sub-Account
-------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
 ........................................................................................................................
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
FUND
 Shares 19,735
 Cost $209,969
 ........................................................................................................................
   Market Value:                              $ 196,556   $       --  $        --  $       --    $       --    $       --
 ........................................................................................................................
PUTNAM VT MONEY MARKET FUND
 Shares 3,882,579
 Cost $3,882,579
 ........................................................................................................................
   Market Value:                                     --   $3,882,579           --          --            --            --
 ........................................................................................................................
PUTNAM VT NEW OPPORTUNITIES FUND
 Shares 493,099
 Cost $7,949,648
 ........................................................................................................................
   Market Value:                                     --           --  $10,468,495          --            --            --
 ........................................................................................................................
PUTNAM VT NEW VALUE FUND
 Shares 24,732
 Cost $276,299
 ........................................................................................................................
   Market Value:                                     --           --           --  $  290,847            --            --
 ........................................................................................................................
PUTNAM VT U.S. GOVERNMENT AND
HIGH QUALITY FUND
 Shares 111,765
 Cost $1,464,129
 ........................................................................................................................
   Market Value:                                     --           --           --          --    $1,499,887            --
 ........................................................................................................................
PUTNAM VT UTILITIES GROWTH & INCOME FUND
 Shares 115,380
 Cost $1,522,991
 ........................................................................................................................
   Market Value:                                     --           --           --          --            --    $1,977,616
 ........................................................................................................................
PUTNAM VT VISTA FUND
 Shares 14,832
 Cost $162,542
 ........................................................................................................................
   Market Value:                                     --           --           --          --            --            --
 ........................................................................................................................
PUTNAM VT VOYAGER FUND
 Shares 331,020
 Cost $10,101,037
 ........................................................................................................................
   Market Value:                                     --           --           --          --            --            --
 ........................................................................................................................
Due From Hartford Life Insurance Company             --           --          388          --            --            --
 ........................................................................................................................
Receivable from fund shares sold                     --      100,396           --          --            --            --
-------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                    196,556    3,982,975   10,468,883     290,847     1,499,887     1,977,616
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Due to Hartford Life Insurance Company               --      100,377           --          --            --            --
 ........................................................................................................................
Payable for fund shares purchased                    --           --          388          --            --            --
 ........................................................................................................................
TOTAL LIABILITIES                                    --      100,377          388          --            --            --
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE LIFE CONTRACT
LIABILITIES)                                  $ 196,556   $3,882,598  $10,468,495  $  290,847    $1,499,887    $1,977,616
-------------------------------------------------------------------------------------------------------------------------

December 31, 1997                            Vista        Voyager
                                             Fund         Fund
                                             Sub-Account  Sub-Account

-------------------------------------------------------------------------------------------------------------------------

ASSETS
Investments:
 ..........................................
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
FUND
 Shares 19,735
 Cost $209,969
 ..........................................
   Market Value:                             $        --  $        --
 ..........................................
PUTNAM VT MONEY MARKET FUND
 Shares 3,882,579
 Cost $3,882,579
 ..........................................
   Market Value:                                      --           --
 ..........................................
PUTNAM VT NEW OPPORTUNITIES FUND
 Shares 493,099
 Cost $7,949,648
 ..........................................
   Market Value:                                      --           --
 ..........................................
PUTNAM VT NEW VALUE FUND
 Shares 24,732
 Cost $276,299
 ..........................................
   Market Value:                                      --           --
 ..........................................
PUTNAM VT U.S. GOVERNMENT AND
HIGH QUALITY FUND
 Shares 111,765
 Cost $1,464,129
 ..........................................
   Market Value:                                      --           --
 ..........................................
PUTNAM VT UTILITIES GROWTH & INCOME FUND
 Shares 115,380
 Cost $1,522,991
 ..........................................
   Market Value:                                      --           --
 ..........................................
PUTNAM VT VISTA FUND
 Shares 14,832
 Cost $162,542
 ..........................................
   Market Value:                             $   182,730           --
 ..........................................
PUTNAM VT VOYAGER FUND
 Shares 331,020
 Cost $10,101,037
 ..........................................
   Market Value:                                      --  $12,936,276
 ..........................................
Due From Hartford Life Insurance Company              --       20,187
 ..........................................
Receivable from fund shares sold                      --           --
-------------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                     182,730   12,956,463
-------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Due to Hartford Life Insurance Company                --           --
 ..........................................
Payable for fund shares purchased                     --       20,187
 ..........................................
TOTAL LIABILITIES                                     --       20,187
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS (VARIABLE LIFE CONTRACT
LIABILITIES)                                 $   182,730  $12,936,276
-------------------------------------------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                            65    - PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statement of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

                                                         Units
                                                         Owned by   Unit       Contract
December 31, 1997                                        Participants Price    Liability
-----------------------------------------------------------------------------------------------------
Deferred life contracts in the accumulation period:
  Individual Sub-Accounts:
 ....................................................................................................
 Asia Pacific Growth Fund Sub-Account                      77,764   $ 9.525374  $  740,730
 ....................................................................................................
 Diversified Income Fund Sub-Account                      115,604   13.990371    1,617,344
 ....................................................................................................
 Global Asset Allocation Fund Sub-Account                 101,979   17.268298    1,761,008
 ....................................................................................................
 Global Growth Fund Sub-Account                           485,154   15.638791    7,587,216
 ....................................................................................................
 Growth and Income Fund Sub-Account                       986,326   20.554886   20,273,814
 ....................................................................................................
 High Yield Fund Sub-Account                              288,223   15.261496    4,398,714
 ....................................................................................................
 International Growth Fund Sub-Account                     12,571   11.613622      145,994
 ....................................................................................................
 International Growth and Income Fund Sub-Account          14,005   11.941331      167,244
 ....................................................................................................
 International New Opportunities Fund Sub-Account          19,676   9.989509       196,556
 ....................................................................................................
 Money Market Fund Sub-Account                           3,331,393  1.165458     3,882,598
 ....................................................................................................
 New Opportunities Fund Sub-Account                       529,522   19.769721   10,468,495
 ....................................................................................................
 New Value Fund Sub-Account                                24,732   11.759921      290,847
 ....................................................................................................
 U.S. Government and High Quality Bond Fund Sub-Account   111,832   13.411936    1,499,887
 ....................................................................................................
 Utilities Growth and Income Fund Sub-Account             102,512   19.291514    1,977,616
 ....................................................................................................
 Vista Fund Sub-Account                                    14,830   12.321288      182,730
 ....................................................................................................
 Voyager Fund Sub-Account                                 639,344   20.233655   12,936,276
-----------------------------------------------------------------------------------------------------
GRAND TOTAL CONTRACT LIABILITY (ALL SUB-ACCOUNTS)                              $68,127,069
-----------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                            66    - PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statement of Operations
--------------------------------------------------------------------------------

For the year ended                             Asia Pacific   Diversified   Global Asset   Global         Growth
December 31, 1997                              Growth Fund    Income Fund   Allocation     Growth Fund    and Income
                                               Sub-Account    Sub-Account   Fund           Sub-Account    Fund
                                                                            Sub-Account                   Sub-Account
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $18,881      $ 62,554      $  45,684      $ 155,488      $   314,190
 ......................................................................................................................
 Capital gains income                                   --         9,861         78,086        167,244          764,750
 ......................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
 ......................................................................................................................
 Net realized gain (loss) on security
   transactions                                     (4,716)          208            985         (6,243)         (11,346)
 ......................................................................................................................
 Net unrealized appreciation (depreciation)
   of investments during the period               (145,844)       21,960        137,965        601,162        2,573,528
 ......................................................................................................................
 Net gain (loss) on investments                   (150,560)       22,168        138,950        594,919        2,562,182
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                        $(131,679)     $ 94,583      $ 262,720      $ 917,651      $ 3,641,122
-----------------------------------------------------------------------------------------------------------------------

For the year ended                             High Yield    International International
December 31, 1997                              Fund          Growth Fund   Growth and
                                               Sub-Account   Sub-Account   Income
                                                                           Fund
                                                                           Sub-Account*
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $246,290      $2,245        $ 4,968
 ............................................
 Capital gains income                              28,559          --             --
 ............................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
 ............................................
 Net realized gain (loss) on security
   transactions                                     2,554        (952)           261
 ............................................
 Net unrealized appreciation (depreciation)
   of investments during the period               241,895       4,480         (2,427)
 ............................................
 Net gain (loss) on investments                   244,449       3,528         (2,166)
---------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                        $519,298      $5,773        $ 2,802
-----------------------------------------------------------------------------------------------------------------------

* From inception, January 2, 1997 to December 31, 1997.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                            67    - PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statement of Operations (continued)
--------------------------------------------------------------------------------

For the year ended                            International Money       New          New          U.S.            Utilities
December 31, 1997                             New          Market       Opportunities Value       Government and  Growth
                                              Opportunities Fund        Fund         Fund         High            and Income
                                              Fund         Sub-Account  Sub-Account  Sub-Account* Quality Bond    Fund
                                              Sub-Account*                                        Fund            Sub-Account
                                                                                                  Sub-Account
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $     571    $ 187,676    $      --    $      --     $   83,063     $  56,715
 ............................................................................................................................
 Capital gains income                                 --           --           --           --             --        77,339
 ............................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
 ............................................................................................................................
 Net realized gain (loss) on security
   transactions                                     (583)          --       (5,661)      (2,943)         1,430         4,906
 ............................................................................................................................
 Net unrealized appreciation (depreciation)
   of investments during the period              (13,413)          --    1,909,685       14,548         25,565       280,202
 ............................................................................................................................
 Net gain (loss) on investments                  (13,996)          --    1,904,024       11,605         26,995       285,108
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                      $ (13,425)   $ 187,676    $1,904,024   $  11,605     $  110,058     $ 419,162
-----------------------------------------------------------------------------------------------------------------------------

For the year ended                            Vista        Voyager
December 31, 1997                             Fund         Fund
                                              Sub-Account* Sub-Account

-----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
 Dividends                                     $      15   $   20,325
 ...........................................
 Capital gains income                                 --      438,026
 ...........................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
 ...........................................
 Net realized gain (loss) on security
   transactions                                   (6,610)       1,878
 ...........................................
 Net unrealized appreciation (depreciation)
   of investments during the period               20,188    2,144,618
 ...........................................
 Net gain (loss) on investments                   13,578    2,146,496
-----------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                      $  13,593   $2,604,847
-----------------------------------------------------------------------------------------------------------------------------


* From inception, January 2, 1997 to December 31, 1997.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                            68    - PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

For the year ended                   Asia          Diversified   Global Asset   Global         Growth        High Yield
December 31, 1997                    Pacific       Income Fund   Allocation     Growth Fund    and Income    Fund
                                     Growth Fund   Sub-Account   Fund           Sub-Account    Fund          Sub-Account
                                     Sub-Account                 Sub-Account                   Sub-Account
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $ 18,881    $    62,554    $    45,684    $   155,488    $   314,190   $   246,290
 ........................................................................................................................
 Capital gains income                        --          9,861         78,086        167,244        764,750        28,559
 ........................................................................................................................
 Net realized gain (loss) on
   security transactions                 (4,716)           208            985         (6,243)       (11,346)        2,554
 ........................................................................................................................
 Net unrealized appreciation
   (depreciation) of investments
   during the period                   (145,844)        21,960        137,965        601,162      2,573,528       241,895
 ........................................................................................................................
 Net increase (decrease) in net
   assets resulting from operations    (131,679)        94,583        262,720        917,651      3,641,122       519,298
 ........................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                   --             --             --             --             --            --
 ........................................................................................................................
 Net transfers                           (5,780)       499,003        345,410        880,302      3,372,228       738,928
 ........................................................................................................................
 Surrenders                             (17,461)       (27,995)       (30,466)      (273,522)      (399,306)     (149,096)
 ........................................................................................................................
 Loan withdrawals                        (7,128)        (1,526)       (21,786)       (43,107)       (95,139)       16,923
 ........................................................................................................................
 Cost of insurance                       (6,464)        (9,419)       (10,616)       (49,753)      (114,975)      (26,321)
 ........................................................................................................................
 Net increase (decrease) in net
   assets resulting from unit
   transactions                         (36,833)       460,063        282,542        513,920      2,762,808       580,434
 ........................................................................................................................
 Total increase (decrease) in net
   assets                              (168,512)       554,646        545,262      1,431,571      6,403,930     1,099,732
 ........................................................................................................................
NET ASSETS:
 Beginning of period                    909,242      1,062,698      1,215,746      6,155,645     13,869,884     3,298,982
-------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                         $740,730    $ 1,617,344    $ 1,761,008    $ 7,587,216    $20,273,814   $ 4,398,714
-------------------------------------------------------------------------------------------------------------------------

For the year ended                   International International
December 31, 1997                    Growth Fund   Growth and
                                     Sub-Account*  Income Fund
                                                   Sub-Account*
-------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
 Net investment income (loss)          $  2,245      $  4,968
 ..................................
 Capital gains income                        --            --
 ..................................
 Net realized gain (loss) on
   security transactions                   (952)          261
 ..................................
 Net unrealized appreciation
   (depreciation) of investments
   during the period                      4,480        (2,427)
 ..................................
 Net increase (decrease) in net
   assets resulting from operations       5,773         2,802
 ..................................
UNIT TRANSACTIONS:
 Purchases                                1,000         1,000
 ..................................
 Net transfers                          141,118       164,247
 ..................................
 Surrenders                              (1,312)         (664)
 ..................................
 Loan withdrawals                            --            --
 ..................................
 Cost of insurance                         (585)         (141)
 ..................................
 Net increase (decrease) in net
   assets resulting from unit
   transactions                         140,221       164,442
 ..................................
 Total increase (decrease) in net
   assets                               145,994       167,244
 ..................................
NET ASSETS:
 Beginning of period                         --            --
-------------------------------------------------------------------------------------------------------------------------

 END OF PERIOD                         $145,994      $167,244
-------------------------------------------------------------------------------------------------------------------------


* From inception, January 2, 1997 to December 31, 1997.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                            69    - PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the year ended         International Money      New          New          U.S.            Utilities   Vista        Voyager
December 31, 1997          New          Market      Opportunities Value       Government and  Growth      Fund         Fund
                           Opportunities Fund       Fund         Fund         High            and Income  Sub-Account* Sub-Account
                           Fund         Sub-Account Sub-Account  Sub-Account* Quality Bond    Fund
                           Sub-Account*                                       Fund            Sub-Account
                                                                              Sub-Account
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
   (loss)                   $     571   $  187,676  $        --   $      --     $   83,063    $   56,715   $      15   $    20,325
 .................................................................................................................................
 Capital gains income              --           --           --          --             --        77,339          --       438,026
 .................................................................................................................................
 Net realized gain (loss)
   on security
   transactions                  (583)          --       (5,661)     (2,943)         1,430         4,906      (6,610)        1,878
 .................................................................................................................................
 Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period                     (13,413)          --    1,909,685      14,548         25,565       280,202      20,188     2,144,618
 .................................................................................................................................
 Net increase (decrease)
   in net assets
   resulting from
   operations                 (13,425)     187,676    1,904,024      11,605        110,058       419,162      13,593     2,604,847
 .................................................................................................................................
UNIT TRANSACTIONS:
 Purchases                      1,000    9,479,089           --       1,000             --            --       1,000            --
 .................................................................................................................................
 Net transfers                211,827   (9,663,164)   1,158,747     287,299        135,429       126,503     170,550     1,437,360
 .................................................................................................................................
 Surrenders                    (2,118)    (119,388)    (294,057)     (8,127)       (24,042)      (29,456)     (1,924)     (346,502)
 .................................................................................................................................
 Loan withdrawals                  (1)    (193,526)     (72,749)         --         (1,568)      (10,900)         --       (87,887)
 .................................................................................................................................
 Cost of insurance               (727)     (31,033)     (60,495)       (930)        (9,754)      (12,352)       (489)      (73,765)
 .................................................................................................................................
 Net increase (decrease)
   in net assets
   resulting from unit
   transactions               209,981     (528,022)     731,446     279,242        100,065        73,795     169,137       929,206
 .................................................................................................................................
 Total increase
   (decrease) in net
   assets                     196,556     (340,346)   2,635,470     290,847        210,123       492,957     182,730     3,534,053
NET ASSETS:
 Beginning of period               --    4,222,944    7,833,025          --      1,289,764     1,484,659          --     9,402,223
-----------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD              $ 196,556   $3,882,598  $10,468,495   $ 290,847     $1,499,887    $1,977,616   $ 182,730   $12,936,276
-----------------------------------------------------------------------------------------------------------------------------

* From inception, January 2, 1997 to December 31, 1997.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                            70    - PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

For the year ended                   Asia          Diversified   Global Asset   Global         Growth        High Yield
December 31, 1996                    Pacific       Income Fund   Allocation     Growth Fund    and Income    Fund
                                     Growth Fund   Sub-Account   Fund           Sub-Account    Fund          Sub-Account
                                     Sub-Account                 Sub-Account                   Sub-Account
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $  6,265    $    45,501    $    31,236    $    78,177    $   341,685   $   163,141
 ........................................................................................................................
 Capital gains income                        --             --         20,497        113,882        154,926            --
 ........................................................................................................................
 Net realized gain(loss) on
   security transactions                     40          1,025            235          2,172          2,902         1,565
 ........................................................................................................................
 Net unrealized appreciation
   (depreciation) of investments
   during the period                     45,583         30,289         79,432        532,876      1,519,519       157,435
 ........................................................................................................................
 Net increase (decrease) in net
   assets resulting from operations      51,888         76,815        131,400        727,107      2,019,032       322,141
 ........................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                   --             --             --             --             --            --
 ........................................................................................................................
 Net transfers                          663,703        678,615        565,848      2,987,293      7,006,259     1,317,440
 ........................................................................................................................
 Surrenders                             (12,187)       (13,614)       (14,996)       (92,194)      (298,205)      (83,011)
 ........................................................................................................................
 Loan withdrawals                       (49,778)        (4,620)       (12,089)       (56,759)       (46,401)      (35,554)
 ........................................................................................................................
 Cost of insurance                       (4,323)        (6,234)        (5,795)       (31,793)       (65,790)      (18,659)
 ........................................................................................................................
 Net increase (decrease) in net
   assets resulting from unit
   transactions                         597,415        654,147        532,968      2,806,547      6,595,863     1,180,216
 ........................................................................................................................
 Total increase (decrease) in net
   assets                               649,303        730,962        664,368      3,533,654      8,614,895     1,502,357
 ........................................................................................................................
NET ASSETS:
 Beginning of period                    259,939        331,736        551,378      2,621,991      5,254,989     1,796,625
------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                         $909,242    $ 1,062,698    $ 1,215,746    $ 6,155,645    $13,869,884   $ 3,298,982
------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                            71    - PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the year ended                        Money         New             U.S.          Utilities     Voyager
December 31, 1996                         Market        Opportunities   Government    Growth        Fund
                                          Fund          Fund            and High      and Income    Sub-Account
                                          Sub-Account   Sub-Account     Quality       Fund
                                                                        Bond          Sub-Account
                                                                        Fund
                                                                        Sub-Account
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $    203,725    $       --    $   58,449    $    35,664     $   103,280
 ................................................................................................................
 Capital gains income                               --            --            --             --         200,850
 ................................................................................................................
 Net realized gain(loss) on security
   transactions                                     --         1,419        (1,338)           749           1,457
 ................................................................................................................
 Net unrealized appreciation
   (depreciation) of investments during
   the period                                       --       325,785       (12,239)       144,600         388,867
 ................................................................................................................
 Net increase (decrease) in net assets
   resulting from operations                   203,725       327,204        44,872        181,013         694,454
 ................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                  24,879,746            --            --             --              --
 ................................................................................................................
 Net transfers                             (24,660,575)    4,703,270       675,522        725,689       5,336,934
 ................................................................................................................
 Surrenders                                    (89,459)     (170,255)      (16,556)       (22,040)       (138,165)
 ................................................................................................................
 Loan withdrawals                           (1,308,364)      (37,499)      (19,784)       (29,987)        (66,110)
 ................................................................................................................
 Cost of insurance                             (42,734)      (38,655)       (7,295)        (8,113)        (45,984)
 ................................................................................................................
 Net increase (decrease) in net assets
   resulting from unit transactions         (1,221,386)    4,456,861       631,887        665,549       5,086,675
 ................................................................................................................
 Total increase (decrease) in net assets    (1,017,661)    4,784,065       676,759        846,562       5,781,129
 ................................................................................................................
NET ASSETS:
 Beginning of period                         5,240,605     3,048,960       613,005        638,097       3,621,094
----------------------------------------------------------------------------------------------------------
 END OF PERIOD                            $  4,222,944    $7,833,025    $1,289,764    $ 1,484,659     $ 9,402,223
----------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                            72    - PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Notes to Financial Statements
December 31, 1997

1.  ORGANIZATION:

Putnam Capital Manager Trust Separate Account Five (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

C) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, and administrative fees. These charges are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                            73    - PROSPECTUS

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company (the "Company") and subsidiaries as of December 31, 1997 and 1996, and the related Consolidated Statements of Income, Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1997. These consolidated financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

Hartford, Connecticut
January 27, 1998                 ARTHUR ANDERSEN LLP

                            74    - PROSPECTUS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME
                                 (IN MILLIONS)
            --------------------------------------------------------

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                            ---------------------------------------------

                                                       1997     1996     1995
                                            ---------------------------------------------
 REVENUES
   Premiums and other considerations                  $1,637   $1,705   $1,487
   Net investment income                               1,368    1,397    1,328
   Net realized capital gains (losses)                     4     (213)     (11)
                                            ---------------------------------------------
                                     TOTAL REVENUES    3,009    2,889    2,804
                                            ---------------------------------------------

 BENEFITS, CLAIMS AND EXPENSES
                                            ---------------------------------------------
   Benefits, claims and claim adjustment expenses      1,379    1,535    1,422
   Amortization of deferred policy acquisition
    costs                                                335      234      199
   Dividends to policyholders                            240      635      675
   Other expenses                                        586      427      317
                                            ---------------------------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES    2,540    2,831    2,613
                                            ---------------------------------------------

   Income before income tax expense                      469       58      191
   Income tax expense                                    167       20       62
                                            ---------------------------------------------
                                         NET INCOME   $  302   $   38   $  129
                                            ---------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                            75    - PROSPECTUS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS
                      (IN MILLIONS, EXCEPT FOR SHARE DATA)
            --------------------------------------------------------

                                                       AS OF DECEMBER
                                                             31,
                                                      ----------------------------
                                                       1997      1996
                                                      ----------------------------
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $13,885 and $13,579)     $14,176   $13,624
   Equity securities, at fair value                       180       119
   Policy loans, at outstanding balance                 3,756     3,836
   Other investments, at cost                              47        56
                                                      ----------------------------
   Total investments                                   18,159    17,635
                                                      ----------------------------
   Cash                                                    54        43
   Premiums receivable and agents' balances                18       137
   Accrued investment income                              330       407
   Reinsurance recoverables                             6,325     6,259
   Deferred policy acquisition costs                    3,315     2,760
   Deferred income tax                                    348       474
   Other assets                                           352       357
   Separate account assets                             69,055    49,690
                                                      ----------------------------
                                       TOTAL ASSETS   $97,956   $77,762
                                                      ----------------------------

 LIABILITIES
   Future policy benefits                             $ 3,270   $ 2,474
   Other policyholder funds                            21,034    22,134
   Other liabilities                                    2,254     1,572
   Separate account liabilities                        69,055    49,690
                                                      ----------------------------
                                  TOTAL LIABILITIES   $95,613   $75,870
                                                      ----------------------------

 STOCKHOLDER'S EQUITY
   Common stock - 1,000 shares authorized, issued
    and outstanding,
    par value $5,690                                        6         6
   Additional paid in capital                           1,045     1,045
   Net unrealized capital gains on securities, net
    of tax                                                179        30
   Retained earnings                                    1,113       811
                                                      ----------------------------
                         TOTAL STOCKHOLDER'S EQUITY     2,343     1,892
                                                      ----------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY   $97,956   $77,762
                                                      ----------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                            76    - PROSPECTUS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                                 (IN MILLIONS)
            --------------------------------------------------------

                                                                    Net Unrealized
                                                                        Capital
                                                     Additional     Gains (Losses)                      Total
                                           Common     Paid In       on Securities,     Retained     Stockholder's
                                           Stock      Capital         Net of Tax       Earnings        Equity
                                              -------------------------------------------------------------------
 BALANCE, DECEMBER 31, 1994                  $6        $  826            $(654)         $  644         $  822
   Net income                                 -             -               -              129            129
   Capital contribution                       -           181               -                -            181
   Change in net unrealized capital gains
    (losses) on securities, net of tax        -             -             597                -            597
                                              -------------------------------------------------------------------
 BALANCE, DECEMBER 31, 1995                   6         1,007             (57)             773          1,729
   Net income                                 -             -               -               38             38
   Capital contribution                       -            38               -                -             38
   Change in net unrealized capital gains
    (losses) on securities, net of tax        -             -              87                -             87
                                              -------------------------------------------------------------------
 BALANCE, DECEMBER 31, 1996                   6         1,045              30              811          1,892
   Net income                                 -             -               -              302            302
   Change in net unrealized capital gains
    (losses) on securities, net of tax        -             -             149                -            149
                                              -------------------------------------------------------------------
 BALANCE, DECEMBER 31, 1997                  $6        $1,045            $179           $1,113         $2,343

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                            77    - PROSPECTUS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              CONSOLIDATED STATEMENTS OF CASH FLOWS (IN MILLIONS)
            -------------------------------------------------------

                                                               FOR THE YEARS ENDED DECEMBER
                                                                           31,
                                                                ----------------------------------------

                                                                1997       1996       1995
                                                                ----------------------------------------
OPERATING ACTIVITIES
  Net income                                                  $    302   $     38   $    129
ADJUSTMENTS TO RECONCILE NET INCOME TO CASH PROVIDED
 BY OPERATING ACTIVITIES
  Depreciation and amortization                                      8         14         21
  Net realized capital (gains) losses                               (4)       213         11
  Decrease (increase) in deferred income taxes                      40       (102)      (172)
  Increase in deferred policy acquisition costs                   (555)      (572)      (379)
  Decrease (increase) in premiums receivable and agents'
   balances                                                        119         10        (81)
  Decrease (increase) in accrued investment income                  77        (13)       (16)
  Decrease (increase) in other assets                               52       (132)      (177)
  (Increase) decrease in reinsurance recoverables                 (416)       179        (35)
  Increase (decrease) in liabilities for future policy
   benefits                                                        796        (92)       483
  Increase in other liabilities                                    379        477        281
                                                                ----------------------------------------
                       CASH PROVIDED BY OPERATING ACTIVITIES       798         20         65
                                                                ----------------------------------------

INVESTING ACTIVITIES
  Purchases of fixed maturity investments                       (6,231)    (5,747)    (6,228)
  Sales of fixed maturity investments                            4,232      3,459      4,845
  Maturities and principal paydowns of fixed maturity
   investments                                                   2,329      2,693      1,741
  Net sales (purchases) of other investments                        24       (107)      (871)
  Net (purchases) sales of short-term investments                 (638)        84        (24)
                                                                ----------------------------------------
            CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES      (284)       382       (537)
                                                                ----------------------------------------

FINANCING ACTIVITIES
  Capital contribution                                               -         38          -
  Net (disbursements for) receipts from investment and
   universal life-type contracts (charged against) credited
   to policyholder accounts                                       (503)      (443)       498
                                                                ----------------------------------------
            CASH (USED FOR) PROVIDED BY FINANCING ACTIVITIES      (503)      (405)       498
                                                                ----------------------------------------
  Increase (decrease) in cash                                       11         (3)        26
  Cash - beginning of year                                          43         46         20
                                                                ----------------------------------------
                                          CASH - END OF YEAR  $     54   $     43   $     46
                                                                ----------------------------------------
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
NET CASH PAID DURING THE YEAR FOR:
  Income taxes                                                $      9   $    189   $    162
NONCASH FINANCING ACTIVITIES:
  Capital contribution                                        $      -   $      -   $    181
                                                                ----------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                            78    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (the "Company"), ITT Hartford Life and Annuity Insurance Company ("ILA") and ITT Hartford International Life Reassurance Corporation ("HLRe"), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company ("HA&I"), an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, Hartford Life filed a registration statement, as amended, with the Securities and Exchange Commission relating to an Initial Public Offering ("IPO") of the Hartford Life's Class A Common Stock. Pursuant to the IPO on May 22, 1997, Hartford Life sold to the public 26 million shares at $28.25 per share and received net proceeds of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to HLA to support growth in its core businesses.

On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation) ("ITT") distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date. As a result, The Hartford became an independent, publicly traded company.

Along with its parent, the Company is a leading insurance and financial services company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as group life and group disability insurance and corporate owned life insurance.

2. SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

    These consolidated financial statements present the financial position, results of operations and cash flows of the Company. All material intercompany transactions and balances between the Company, its subsidiaries and affiliates have been eliminated. The consolidated financial statements are prepared on the basis of generally accepted accounting principles which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities.

The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(B) CHANGES IN ACCOUNTING PRINCIPLES

    In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") No. 97-3 "Accounting by Insurance and Other Enterprises for Insurance Related Assessments". This SOP provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities. Specifically, the SOP provides guidance on when a guaranty fund or other assessment should be recognized, how to measure the liability, and what information should be disclosed. This SOP will be effective for fiscal years beginning after December 15, 1998. Adoption of SOP 97-3 is not expected to have a material impact on the Company's financial condition or results of operations.

On November 14, 1996, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This EITF issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.

In June 1996, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" which is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after December 31, 1996. This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Subsequently, in December 1996, the FASB issued SFAS No. 127, "Deferral of Effective Date of Certain Provisions of FASB Statement

                            79    - PROSPECTUS

No. 125", which defers the effective date of certain provisions of SFAS No. 125 for one year. Adoption of SFAS No. 125 is not expected to have a material effect on the Company's financial condition or results of operations.

Effective January 1, 1996, the Company adopted SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of". This statement establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles, and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed of. Adoption of SFAS No. 121 did not have a material effect on the Company's financial condition or results of operations.

The Company's cash flows were not impacted by these changes in accounting principles.

(C) REVENUE RECOGNITION

    Revenues for universal life-type policies and investment products consist of policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance and disability policies are recognized as revenues when they are due from policyholders.

(D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS

    Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Health reserves, which are the result of sales of group long-term and short-term disability, stop loss, Medicare Supplement and individual disability products, are stated at amounts determined by estimates on individual cases and estimates of unreported claims based on past experience. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.

(E) POLICYHOLDER REALIZED CAPITAL GAINS AND LOSSES

    Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them.

(F) INVESTMENTS

    The Company's investments in fixed maturities include bonds and commercial paper which are considered "available for sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of Stockholder's Equity designated "Net unrealized capital gains (losses) on securities, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair values with the after-tax difference from cost reflected in Stockholder's Equity. Policy loans are carried at outstanding balance which approximates fair value. Net realized capital gains and losses, after deducting pension policyholders' share, are reported as a component of revenue and are determined on a specific identification basis.

The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an on-going basis.

During 1996, it was determined that certain individual securities within the investment portfolio supporting the Company's block of guaranteed rate contract business written prior to 1995 ("Closed Book GRC") could not recover to amortized cost prior to sale. Therefore, an other than temporary impairment loss of $88, after-tax, was recorded.

(G) DERIVATIVE INSTRUMENTS

    The Company uses a variety of derivative instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. The Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP 86-2, "Accounting for Options" and various EITF pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in Stockholder's Equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost.

Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an on-going basis. The Company's minimum correlation threshold for hedge designation is 80%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls below 80%, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria including

                            80    - PROSPECTUS
designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument it is intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

Open forward commitment contracts are marked to market through Stockholder's Equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase ("anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustments component of Stockholder's Equity. Cash flows from futures, options, and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

(H) SEPARATE ACCOUNTS

    The Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the policyholders. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate account assets, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(I) DEFERRED POLICY ACQUISITION COSTS

    Policy acquisition costs, which include commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, generally 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are reestimated and adjusted by a cumulative charge or credit to income.

                            81    - PROSPECTUS

The Company's other expenses include the following:

                                               1997   1996   1995
                                               ------------------------------
Commissions                                    $ 976  $ 848  $ 619
Deferred acquisition costs                      (862)  (823)  (618)
Other                                            472    402    316
                                               ------------------------------
                         TOTAL OTHER EXPENSES  $ 586  $ 427  $ 317
                                               ------------------------------

(J) DIVIDENDS TO POLICYHOLDERS

    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 55%, 44%, and 41% in 1997, 1996, and 1995, respectively, of total insurance in force.

3. INITIAL PUBLIC OFFERING

On February 10, 1997, Hartford Life filed a registration statement, as amended, with the Securities and Exchange Commission, relating to the IPO of Hartford Life's Class A Common Stock. Pursuant to the IPO on May 22, 1997, Hartford Life sold to the public 26 million shares at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's promissory notes outstanding and line of credit. The remaining $160 was contributed by Hartford Life to HLA to support growth in its core businesses.

The 26 million shares sold in the Offering represent approximately 18.6% of the equity ownership in Hartford Life and approximately 4.4% of the combined voting power of Hartford Life's Class A and Class B Common Stock. The Hartford owns all of the 114 million outstanding shares of Class B Common Stock of Hartford Life, representing approximately 81.4% of the equity ownership in Hartford Life and approximately 95.6% of the combined voting power of Hartford Life's Class A and Class B Common Stock. Holders of Class A Common Stock generally have identical rights to the holders of Class B Common Stock except that the holders of Class A Common Stock are entitled to one vote per share while holders of Class B Common Stock are entitled to five votes per share on all matters submitted to a vote of Hartford Life's stockholders.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                               For the Years Ended December 31,
                                          --------------------------------------
                                                1997    1996    1995
                                          --------------------------------------
(A) COMPONENTS OF NET INVESTMENT INCOME
Interest income from fixed maturities          $  932  $  918  $  996
                                          --------------------------------------
Interest income from policy loans                 425     477     342
                                          --------------------------------------
Income from other investments                      26      15       1
                                          --------------------------------------
Gross investment income                         1,383   1,410   1,339
                                          --------------------------------------
Less: Investment expenses                          15      13      11
                                          --------------------------------------
                        NET INVESTMENT INCOME  $1,368  $1,397  $1,328
                                          --------------------------------------
                                          --------------------------------------
(B) COMPONENTS OF NET REALIZED CAPITAL GAINS
 (LOSSES)
Fixed maturities                               $   (7) $ (201) $   23
Equity securities                                  12       2      (6)
Real estate and other                              (1)     (4)    (25)
Less: Increase in liability to policyholders
 for
 realized capital gains                             -     (10)     (3)
                                          --------------------------------------
          NET REALIZED CAPITAL GAINS (LOSSES)  $    4  $ (213) $  (11)
                                          --------------------------------------
                                          --------------------------------------
(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON
 EQUITY SECURITIES
Gross unrealized capital gains                 $   14  $   13  $    4
Gross unrealized capital losses                     -      (1)     (2)
                                          --------------------------------------
Net unrealized capital gains                       14      12       2
Deferred income tax expense                         5       4       1
                                          --------------------------------------
Net unrealized capital gains, net of tax            9       8       1
Balance - beginning of year                         8       1      (6)
                                          --------------------------------------
       NET CHANGE IN UNREALIZED CAPITAL GAINS
                                  (LOSSES) ON
                EQUITY SECURITIES              $    1  $    7  $    7
                                          --------------------------------------

                            82    - PROSPECTUS

                                               For the Years Ended December 31,
                                          --------------------------------------
                                                1997    1996    1995
                                          --------------------------------------
(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON
 FIXED MATURITIES
Gross unrealized capital gains                 $  371  $  386  $  529
Gross unrealized capital losses                   (80)   (341)   (569)
Unrealized capital (gains) losses credited to
 policyholders                                    (30)    (11)    (52)
                                          --------------------------------------
Net unrealized capital gains (losses)             261      34     (92)
Deferred income tax expense (benefit)              91      12     (34)
                                          --------------------------------------
Net unrealized capital gains (losses), net of
 tax                                              170      22     (58)
Balance - beginning of year                        22     (58)   (648)
                                          --------------------------------------
       NET CHANGE IN UNREALIZED CAPITAL GAINS
                                     (LOSSES)
                ON FIXED MATURITIES            $  148  $   80  $  590
                                          --------------------------------------

(E) FIXED MATURITY INVESTMENTS
                                                    AS OF DECEMBER 31, 1997
                                                                         ---------------------------------------------------------
                                                                                   Gross         Gross
                                                                   Amortized    Unrealized    Unrealized
                                                                      Cost         Gains        Losses      Fair Value
                                                                         ---------------------------------------------------------
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored)                                        $     217    $        3    $      (1  )  $     219
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored) - asset backed                             1,175            64          (35  )      1,204
States, municipalities and political subdivisions                        211             7           (1  )        217
International governments                                                376            20           (3  )        393
Public utilities                                                         871            26           (3  )        894
All other corporate including international                            5,033           200          (25  )      5,208
All other corporate - asset backed                                     4,091            41           (8  )      4,124
Short-term investments                                                 1,318             -            -         1,318
Certificates of deposit                                                  593            10           (4  )        599
                                                                         ---------------------------------------------------------
                                           TOTAL FIXED MATURITIES  $  13,885    $      371    $     (80  )  $  14,176
                                                                         ---------------------------------------------------------

                                                                                       AS OF DECEMBER 31, 1996
                                                                         ---------------------------------------------------------

                                                                                   Gross         Gross
                                                                   Amortized    Unrealized    Unrealized
                                                                      Cost         Gains        Losses      Fair Value
                                                                         ---------------------------------------------------------
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored)                                        $     166    $       12    $       (3 )  $     175
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored) - asset backed                             1,970           161          (128 )      2,003
States, municipalities and political subdivisions                        373             6           (11 )        368
International governments                                                281            12            (4 )        289
Public utilities                                                         877            12            (8 )        881
All other corporate including international                            4,656           120          (107 )      4,669
All other corporate - asset backed                                     3,601            49           (59 )      3,591
Short-term investments                                                 1,655            14           (21 )      1,648
                                                                         ---------------------------------------------------------
                                           TOTAL FIXED MATURITIES  $  13,579    $      386    $     (341 )  $  13,624
                                                                         ---------------------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments at December 31, 1997 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including MBS and CMO's, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds

                            83    - PROSPECTUS
provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                  Amortized
                                                    Cost      Fair Value
                                               --------------------------
MATURITY
One year or less                                  $   2,838    $   2,867
Over one year through five years                      5,528        5,595
Over five years through ten years                     3,094        3,156
Over ten years                                        2,425        2,558
                                               --------------------------
                                          TOTAL   $  13,885    $  14,176
                                               --------------------------

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1997, 1996 and 1995 resulted in proceeds of $4.2 billion, $3.5 billion and $4.8 billion, gross realized capital gains of $169, $87 and $91, gross realized capital losses (including writedowns) of $176, $298 and $72, respectively. Sales of equity security investments for the years ended December 31, 1997, 1996 and 1995 resulted in proceeds of $132, $74 and $64, gross realized capital gains of $12, $2 and $28 and gross realized capital losses of $0, $0 and $59, respectively.

(F) CONCENTRATION OF CREDIT RISK

    Excluding investments in U.S. government and agencies, the Company has not invested in the securities of a single issuer in amounts greater than 10% of stockholder's equity at December 31, 1997.

(G) DERIVATIVE INSTRUMENTS

    The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.

The Company maintains a derivatives counterparty exposure policy which establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

The Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management and Hartford Life's Finance Committee. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $6.5 billion and $9.9 billion ($4.6 billion and $7.4 billion related to the Company's investments, $1.9 billion and $2.5 billion on the Company's liabilities) at December 31, 1997 and 1996, respectively.

                            84    - PROSPECTUS

The table below provides a summary of derivative instruments held by the Company at December 31, 1997 and 1996, segregated by major investment and liability category:

                                                              Amount Hedged (Notional Amounts)
                               ----------------------------------------------------------------------------------------------------

1997                                  Total      Issued    Purchased     Futures      Interest    Foreign      Total
                                     Carrying    Caps &      Caps,         (2)          Rate      Currency    Notional
                                      Value      Floors      Floors                    Swaps       Swaps       Amount
                                                              and                                   (3)
                                                            Options
ASSETS HEDGED
                               ----------------------------------------------------------------------------------------------------
Asset backed securities
 (excluding inverse floaters and
 anticipatory)                       $  5,253   $    500   $ 1,404      $    28      $      221     $ -       $ 2,153
Inverse floaters (1)                       75         47        80            -              25       -           152
Anticipatory (4)                            -          -         -            -               -       -             -
Other bonds and notes                   7,531        462       460           22           1,258      91         2,293
Short-term investments                  1,317          -         -            -               -       -             -
                               ----------------------------------------------------------------------------------------------------
             TOTAL FIXED MATURITIES    14,176      1,009     1,944           50           1,504      91         4,598
Equity securities, policy
 loans and other investments            3,983          -         -            -               -       -             -
                               ----------------------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $ 18,159   $  1,009   $ 1,944      $    50      $    1,504     $91       $ 4,598
                     LONG TERM DEBT         -          -         -            -               -       -             -
                OTHER POLICY CLAIMS         -         10       150            -           1,747       -         1,907
                               ----------------------------------------------------------------------------------------------------
                TOTAL DERIVATIVES -
                     NOTIONAL VALUE  $      -   $  1,019   $ 2,094      $    50      $    3,251     $91       $ 6,505
                               ----------------------------------------------------------------------------------------------------
                TOTAL DERIVATIVES -
                         FAIR VALUE  $      -   $     (8)  $    23      $     -      $       19     $(6)      $    28
                               ----------------------------------------------------------------------------------------------------

                                                          Amount Hedged (Notional Amounts)
                       ----------------------------------------------------------------------------------------------------

1996                                  Total    Issued    Purchased    Futures (2)  Interest   Foreign    Total
                                     Carrying  Caps &      Caps,                     Rate     Currency  Notional
                                      Value    Floors      Floors                    Swaps     Swaps    Amount
                                                        and Options                             (3)
ASSETS HEDGED
                       ----------------------------------------------------------------------------------------------------
Asset backed securities
 (excluding inverse floaters and
 anticipatory)                       $  5,242  $   500    $   2,454       $    -    $    941    $   -   $3,895
Inverse floaters (1)                      352       98          856            -         346        -    1,300
Anticipatory (4)                            -        -            -          132           -        -      132
Other bonds and notes                   7,369      425          440            5       1,079      125    2,074
Short-term investments                    661        -            -            -           -        -        -
                       ----------------------------------------------------------------------------------------------------
             TOTAL FIXED MATURITIES    13,624    1,023        3,750          137       2,366      125    7,401
Equity securities, policy
 loans and other investments            4,011        -            -            -          19        -       19
                       ----------------------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $ 17,635  $ 1,023    $   3,750       $  137    $  2,385    $ 125   $7,420
                     LONG TERM DEBT         -        -            -            -           -        -        -
                OTHER POLICY CLAIMS         -       10          150            -       2,351        -    2,511
                       ----------------------------------------------------------------------------------------------------
                TOTAL DERIVATIVES -
                     NOTIONAL VALUE  $      -  $ 1,033    $   3,900       $  137    $  4,736    $ 125   $9,931
                       ----------------------------------------------------------------------------------------------------
                TOTAL DERIVATIVES -
                         FAIR VALUE  $      -  $   (10)   $      38       $    -    $      2    $  (9 ) $   21
                       ----------------------------------------------------------------------------------------------------

(1) Inverse floaters are variations of collateralized mortgage obligations ("CMO's") for which the coupon rates move inversely with an index rate such as the London interbank offered rate ("LIBOR"). The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk

                            85    - PROSPECTUS
created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps, caps and floors.

(2) As of December 31, 1997 and 1996, over 44% and 39%, respectively, of the notional futures contracts expire within one year.

(3) As of December 31, 1997 and 1996, over 16% and 42%, respectively, of foreign currency swaps expire within one year; the balance matures over the succeeding 9 years.

(4) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. At December 31, 1997, the Company had $0 deferred gains and losses. At December 31, 1996, the Company had $0.9 in net deferred gains for futures, interest rate swaps and purchased options of which $2.0 was basis adjusted in 1997.

The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1997 and 1996:

                                                                          BY DERIVATIVE TYPE
                                        ---------------------------------------------------------------------------------

                                             December 31, 1996               Maturities/    December 31, 1997
                                              Notional Amount    Additions Terminations (1)  Notional Amount
                                        ---------------------------------------------------------------------------------
Caps                                         $      1,755        $    14  $          530    $      1,239
Floors                                              3,168             28           1,332           1,864
Swaps/Forwards                                      4,861            941           2,460           3,342
Futures                                               137            131             218              50
Options                                                10              -               -              10
                                        ---------------------------------------------------------------------------------
                                        TOTAL $      9,931       $ 1,114  $        4,540    $      6,505
                                        ---------------------------------------------------------------------------------


                                                                             BY STRATEGY
                                        ---------------------------------------------------------------------------------

                                             December 31, 1996               Maturities/    December 31, 1997
                                              Notional Amount    Additions Terminations (1)  Notional Amount
                                        ---------------------------------------------------------------------------------
Liability                                         $2,511          $  191       $  795            $1,907
Anticipatory                                         132               4          136                 -
Asset                                              2,112             739        1,046             1,805
Portfolio                                          5,176             180        2,563             2,793
                                        ---------------------------------------------------------------------------------
                                        TOTAL      $9,931         $1,114       $4,540            $6,505
                                        ---------------------------------------------------------------------------------

(1) During 1997, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts.

For cash, short-term investments, accounts receivable, policy loans, mortgage loans and other liabilities, carrying amounts on the Consolidated Balance Sheets approximate fair value.

Fair value for fixed maturities and marketable equity securities are based upon quoted market prices. Fair value for securities that are not publicly traded are analytically determined. These amounts are disclosed in Note 4 of Notes to Consolidated Financial Statements.

The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is validated through quarterly comparison to dealer quoted prices. Amounts are disclosed in Note 4 of Notes to Consolidated Financial Statements.

Fair value for partnerships and trusts are based on external market valuations from partnership and trust management.

Other policy claims and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

                            86    - PROSPECTUS

The carrying amount and fair values of the Company's financial instruments at December 31, 1997 and 1996 were as follows:

                                                                1997                1996
                                                           ------------------------------------
                                                         CARRYING    FAIR    CARRYING    FAIR
                                                          AMOUNT     VALUE    AMOUNT     VALUE
                                                         --------------------------------------
ASSETS
Fixed maturities                                         $  14,176  $14,176  $  13,624  $13,624
Equity securities                                              180      180        119      119
Policy loans                                                 3,756    3,756      3,836    3,836
Mortgage loans                                                   -        -          2        2
Investments in partnerships, trusts and other                   47       91         54      104
LIABILITIES
Other policy benefits                                    $  11,769  $11,755  $  11,707  $11,469

6. SEPARATE ACCOUNTS

The Company maintained separate account assets and liabilities totaling $69.1 billion and $49.7 billion at December 31, 1997 and 1996, respectively, which are reported at fair value. Separate account assets are segregated from other investments and net investment income and net realized capital gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $58.6 billion and $39.4 billion at December 31, 1997 and 1996, respectively, wherein the policyholder assumes the investment risk, and guaranteed separate accounts totaling $10.5 and $10.3 billion at December 31, 1997 and 1996, respectively, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. Included in the non-guaranteed category were policy loans totaling $1.9 billion and $2.0 billion at December 31, 1997 and 1996, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees were $699, $538 and $387 in 1997, 1996 and 1995, respectively. The guaranteed separate accounts include fixed market value adjusted individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.52% at December 31, 1997. The assets that support these liabilities were comprised of $10.2 billion in fixed maturities as of December 31, 1997. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $119 in carrying value and $3.0 billion in notional amounts as of December 31, 1997.

7. INCOME TAX

Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. To the extent allowed by law, it is the intention of The Hartford and its subsidiaries to continue to file a single consolidated Federal income tax return. The Company will continue to remit (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. The Company's effective tax rate was 36%, 35% and 32% in 1997, 1996 and 1995, respectively.

Income tax expense is as follows:

                                                    FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                      ------------------------------------------------
                                                 1997     1996       1995
                                      ------------------------------------------------
Current                                          $119    $  122     $  211
Deferred                                           48      (102)      (149)
                                      ------------------------------------------------
INCOME TAX EXPENSE                               $167    $   20     $   62
                                      ------------------------------------------------

                            87    - PROSPECTUS

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

                                                    FOR THE YEARS
                                                    ENDED DECEMBER
                                                         31,
                             ------------------------------------------------
                                                    1997 1996 1995
                             ------------------------------------------------
Tax provision at the U.S. Federal statutory rate    $164 $20  $67
Tax-exempt income                                   -    -     (3 )
Foreign tax credit                                  -    -     (4 )
Other                                               3    -      2
                             ------------------------------------------------
TOTAL                                               $167 $20  $62
                             ------------------------------------------------

Deferred tax assets include the following at December 31:

                                                      1997   1996
                                                     ------------------------
Tax return deferred acquisition costs                 $ 639  $ 514
Financial statement deferred acquisition
 costs and reserves                                    (366)  (242)
Employee benefits                                         5      8
Net unrealized capital gains on securities              (96)   (16)
Investments and other                                   166    210
                                                     ------------------------
TOTAL                                                 $ 348  $ 474
                                                     ------------------------

Income taxes paid were $9, $189 and $162 in 1997, 1996 and 1995, respectively. The Company had a current tax payment of $27 due to The Hartford at December 31, 1997 and a tax refund due from The Hartford of $72 at December 31, 1996.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1997 was $37.

8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(A) PENSION PLANS The Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $5, $5 and $2 in 1997, 1996 and 1995, respectively.

The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1997, 1996 and 1995, respectively.

The assumed rate in the per capita cost of health care (the health care trend rate) was 8.5% for 1997, decreasing ratably to 6.0% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

(B) INVESTMENT AND SAVINGS PLAN Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to the Company for the above-mentioned plans was approximately $2 in 1997.

9. STOCK COMPENSATION PLANS

During the second quarter of 1997, Hartford Life adopted the 1997 HLI Incentive Stock Plan (the "Plan"). Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan

                            88    - PROSPECTUS
in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K for the preceding year plus unused portions of such limit from prior years. In addition, no more than 5,000,000 shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares.

All options granted have an exercise price equal to the market price of Hartford Life's stock on the date of grant and an option's maximum term is ten years. Certain nonperformance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining nonperformance based options become exercisable over a three year period commencing with the date of grant.

Also included in the Plan are long term performance awards which become payable upon the attainment of specific performance goals achieved over a three year period.

During the second quarter of 1997, Hartford Life established the HLI Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 54,316 shares under the ESPP in 1997.

10. REINSURANCE

The Company cedes insurance to other insurers, including its parent HLA, in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

Net premiums and other considerations were comprised of the following:

                                                       FOR THE YEARS ENDED
                                                          DECEMBER 31,
                                                --------------------------------------------
                                                  1997        1996        1995
                                                --------------------------------------------
Gross premiums                                   $ 2,164     $ 2,138     $ 1,545
Assumed                                              159         190         591
Ceded                                               (686)       (623)       (649)
                                                --------------------------------------------
        NET PREMIUMS AND OTHER CONSIDERATIONS    $ 1,637     $ 1,705     $ 1,487
                                                --------------------------------------------

The Company ceded approximately $76, $100 and $101 of group life premium in 1997, 1996 and 1995, respectively, representing $33.6 billion, $33.3 billion and $32.3 billion of insurance in force, respectively. The Company ceded $339, $318 and $320 of accident and health premium to HLA in 1997, 1996 and 1995, respectively. The Company assumed $89, $101 and $103 of premium in 1997, 1996 and 1995, respectively, representing $8.2 billion, $8.5 billion and $8.5 billion of individual life insurance in force, respectively, from HLA.

Life reinsurance recoveries, which reduce death and other benefits, approximated $158, $140 and $220 for the years ended December 31, 1997, 1996 and 1995, respectively.

As of December 31, 1997, the Company had reinsurance recoverables of $5.0 billion from Mutual Benefit Life Assurance Corporation ("Mutual Benefit"), supported by assets in a security trust of $5.0 billion (including policy loans and accrued interest of $4.5 billion). The risk of Mutual Benefit becoming insolvent is mitigated by the reinsurance agreement's requirement that the assets be kept in a security trust with the Company as sole beneficiary. The Company has no other significant reinsurance-related concentrations of credit risk.

11. RELATED PARTY TRANSACTIONS

Transactions of the Company with HA&I and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $34, $40, and $45 in 1997, 1996 and 1995, respectively. Management believes that the methods used are reasonable.

                            89    - PROSPECTUS

The rent paid to Hartford Fire for space occupied by the Company was $7 in 1997, and $3 in 1996 and 1995. The Company expects to pay annual rent of $7 in 1998 and 1999, respectively, $12 in 2000 and 2001, respectively, $13 in 2002 and $87 thereafter, over the remaining term of the sublease, which expires on December 31, 2009. Rental expense is recognized over a level basis over the term of the sublease and amounted to approximately $9 in 1997 and $8 in 1996 and 1995.

12. STATUTORY RESULTS

The domestic insurance subsidiaries of Hartford Life prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations, and general administrative rules.

                                                   FOR THE YEARS ENDED DECEMBER 31,
                                ------------------------------------------------------
                                                  1997      1996      1995
                                ------------------------------------------------------
Statutory net income                             $  214    $  144    $  112
                                ------------------------------------------------------
Statutory surplus                                $1,441    $1,207    $1,125
                                ------------------------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1998 is estimated to be $144.

13. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, management, at the present time, does not anticipate that the ultimate liability arising from such pending or threatened litigation will have a material effect on the financial condition or operating results of the Company.

(B) GUARANTY FUNDS Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's insurance subsidiaries' premium taxes. The Company paid guaranty fund assessments of approximately $15, $11 and $10 in 1997, 1996 and 1995, respectively, of which $4, $5, and $6 were estimated to be creditable against premium taxes.

14. BUSINESS SEGMENT INFORMATION

The Company, along with its parent, sells financial products such as fixed and variable annuities, retirement plan services, and life and disability insurance on both an individual and a group basis. The Company divides its core businesses into three segments: Annuity, Individual Life Insurance, and Employee Benefits. The Company also maintains a Guaranteed Investment Contracts segment, which is primarily comprised of guaranteed rate contract business written prior to 1995 and a Corporate Operation. The Annuity segment offers individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services, mutual funds, investment management services and other financial products. The Individual Life Insurance segment sells a variety of individual life insurance products, including variable life, universal life, interest-sensitive whole life, and term life policies. The Employee Benefits segment sells group insurance products, including group life, group short and long-term disability and corporate owned life insurance, and engages in certain international operations. The Guaranteed Investment Contracts segment sells a limited amount of guaranteed investment contracts and contains Closed Book GRC. Through its Corporate Operation, the Company reports items that are not directly allocable to any of its business segments. Included in the Corporate Operation are unallocated income and expense and certain other items not directly allocable to any segment. Net realized capital gains and losses are recognized in the period of realization, but are allocated to the segments utilizing durations of the segment portfolios.

                            90    - PROSPECTUS

The following table outlines revenues, operating income and assets by business segment:

                                                                  FOR THE YEARS ENDED
                                                                      DECEMBER 31,
                                                         ------------------------------------------------

                                                             1997         1996         1995
                                                         ------------------------------------------------
REVENUES
Annuity                                                    $  1,269     $    968     $    759
Individual Life Insurance                                       487          440          383
Employee Benefits                                               972        1,366        1,273
Guaranteed Investment Contracts                                 241           34          337
Corporate Operation                                              40           81           52
                                                         ------------------------------------------------
                                         TOTAL REVENUES    $  3,009     $  2,889     $  2,804
                                                         ------------------------------------------------

INCOME (LOSS) BEFORE INCOME TAX EXPENSE (BENEFIT)
Annuity                                                    $    317     $    226     $    171
Individual Life Insurance                                        85           68           56
Employee Benefits                                                53           44           37
Guaranteed Investment Contracts                                   -         (346)        (103)
Corporate Operation                                              14           66           30
                                                         ------------------------------------------------
                 TOTAL INCOME BEFORE INCOME TAX EXPENSE    $    469     $     58     $    191
                                                         ------------------------------------------------
ASSETS
Annuity                                                    $ 69,152     $ 52,877     $ 39,732
Individual Life Insurance                                     4,918        3,753        3,173
Employee Benefits                                            18,196       14,708       13,494
Guaranteed Investment Contracts                               3,347        4,533        6,069
Corporate Operation                                           2,343        1,891        1,729
                                                         ------------------------------------------------
                                           TOTAL ASSETS    $ 97,956     $ 77,762     $ 64,197
                                                         ------------------------------------------------

                            91    - PROSPECTUS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
     SCHEDULE I SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1997
                                 (IN MILLIONS)
            --------------------------------------------------------

                                                                                    Amount at
                                                                                   which shown
                                               Type of                    Fair      on Balance
                                               Investment        Cost     Value       Sheet
                                                              ----------------------------------------------
FIXED MATURITIES
  Bonds and Notes
  U.S. gov't and gov't agencies and authorities
   (guaranteed and sponsored)                                   $   217  $   219     $   219
  U.S. gov't and gov't agencies and authorities
   (guaranteed and sponsored) - asset-backed                      1,175    1,204       1,204
  States, municipalities and political subdivisions                 211      217         217
  International governments                                         376      393         393
  Public utilities                                                  871      894         894
  All other corporate including international                     5,033    5,208       5,208
  All other corporate - asset-backed                              4,091    4,124       4,124
  Short-term investments                                          1,318    1,318       1,318
  Certificates of deposit                                           593      599         599
                                                              ----------------------------------------------
                                        TOTAL FIXED MATURITIES   13,885   14,176      14,176
                                                              ----------------------------------------------

EQUITY SECURITIES
 Common Stocks
                                                              ----------------------------------------------
  Public utilities                                                    -        -           -
                                                              ----------------------------------------------
  Banks, trusts and insurance companies                               -        -           -
                                                              ----------------------------------------------
  Industrial and miscellaneous                                      166      180         180
                                                              ----------------------------------------------
  Nonredeemable preferred stocks                                      -        -           -
                                                              ----------------------------------------------
                                       TOTAL EQUITY SECURITIES      166      180         180
                                                              ----------------------------------------------
                  TOTAL FIXED MATURITIES AND EQUITY SECURITIES   14,051   14,356      14,356
                                                              ----------------------------------------------

REAL ESTATE                                                           -        -           -

OTHER INVESTMENTS
  Mortgage loans on real estate                                       -        -           -
  Policy loans                                                    3,756    3,756       3,756
  Investments in partnerships, trusts and other                      47       91          47
                                                              ----------------------------------------------
                                       TOTAL OTHER INVESTMENTS    3,803    3,847       3,803
                                                              ----------------------------------------------
                                             TOTAL INVESTMENTS  $17,854  $18,203     $18,159
                                                              ----------------------------------------------

                            92    - PROSPECTUS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                SCHEDULE III SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
                                 (IN MILLIONS)
              ---------------------------------------------------

                                                              Future
                                                              Policy
                                                             Benefits,
                                                              Unpaid       Other
                                                Deferred      Claims       Policy
                                                 Policy      and Claim   Claims and      Premiums          Net
Segment                                        Acquisition   Adjustment   Benefits       and Other      Investment
1997                                              Costs      Expenses     Payable     Considerations     Income
                                               ------------------------------------------------------------------
Annuity                                          $2,478       $2,070      $ 6,838         $  769         $  500
Individual Life Insurance                           837          392        2,182            323            164
Employee Benefits                                     -          780        9,232            541            431
Guaranteed Investment Contracts                       -            -        2,782              2            239
Corporate Operation                                   -           28            -              2             34
                      CONSOLIDATED OPERATIONS    $3,315       $3,270      $21,034         $1,637         $1,368
                                               ------------------------------------------------------------------

1996
                                               ------------------------------------------------------------------
Annuity                                          $2,030       $1,526      $ 6,016         $  535         $  433
Individual Life Insurance                           730          346        2,160            287            153
Employee Benefits                                     -          574        9,834            881            485
Guaranteed Investment Contracts                       -            -        4,124              2            251
Corporate Operation                                   -           28            -              -             75
                      CONSOLIDATED OPERATIONS    $2,760       $2,474      $22,134         $1,705         $1,397
                                               ------------------------------------------------------------------

1995
                                               ------------------------------------------------------------------
Annuity                                          $1,561       $1,314      $ 5,661         $  319         $  400
Individual Life Insurance                           615          706        1,932            246            137
Employee Benefits                                    12          325        9,285            922            351
Guaranteed Investment Contracts                       -           28        5,720              -            377
Corporate Operation                                   -            -            -              -             63
                      CONSOLIDATED OPERATIONS    $2,188       $2,373      $22,598         $1,487         $1,328
                                               ------------------------------------------------------------------


                                                   Net        Benefits,    Amortization
                                                Realized     Claims and     of Deferred
                                                 Capital        Claim         Policy
Segment                                           Gains      Adjustment     Acquisition    Dividends to     Other
1997                                            (Losses)      Expenses         Costs       Policyholders   Expenses
                                               ------------------------------------------------------------------
Annuity                                          $   -         $  445          $250            $  -         $  257
Individual Life Insurance                            -            242            83               -             77
Employee Benefits                                    -            425             2             240            252
Guaranteed Investment Contracts                      -            232             -               -              9
Corporate Operation                                  4             35             -               -             (9)
                      CONSOLIDATED OPERATIONS    $   4         $1,379          $335            $240         $  586
                                               ------------------------------------------------------------------
1996
                                               ------------------------------------------------------------------
Annuity                                          $   -         $  412          $174            $  -         $  156
Individual Life Insurance                            -            245            59               -             68
Employee Benefits                                    -            546             -             635            141
Guaranteed Investment Contracts                   (219)           332             1               -             47
Corporate Operation                                  6              -             -               -             15
                      CONSOLIDATED OPERATIONS    $(213)        $1,535          $234            $635         $  427
                                               ------------------------------------------------------------------
1995
                                               ------------------------------------------------------------------
Annuity                                          $   -         $  317          $117            $  -         $  114
Individual Life Insurance                            -            203            70               -             54
Employee Benefits                                    -            424             -             675            137
Guaranteed Investment Contracts                      -            453            12               -             15
Corporate Operation                                (11)            25             -               -             (3)
                      CONSOLIDATED OPERATIONS    $ (11)        $1,422          $199            $675         $  317
                                               ------------------------------------------------------------------

                            93    - PROSPECTUS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV REINSURANCE
                                 (IN MILLIONS)
            --------------------------------------------------------

                                                                 Ceded to      Assumed from               Percentage
                                                     Gross        Other           Other         Net        of Amount
                                                     Amount     Companies       Companies      Amount   Assumed to Net
                                                     ------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1997
                                                     ------------------------------------------------------------------
Life insurance in force                             $245,487     $178,771        $ 33,156     $ 99,872        33.2%
                                                     ------------------------------------------------------------------
INSURANCE REVENUES
Life insurance and annuities                        $  1,818     $    340        $    157     $  1,635         9.6%
Accident and health insurance                            346          346               2            2       100.0%
                                                     ------------------------------------------------------------------
                          TOTAL INSURANCE REVENUES  $  2,164     $    686        $    159     $  1,637         9.7%
                                                     ------------------------------------------------------------------

FOR THE YEAR ENDED DECEMBER 31, 1996
                                                     ------------------------------------------------------------------
Life insurance in force                             $177,094     $106,146        $ 31,957     $102,905        31.1%
                                                     ------------------------------------------------------------------
INSURANCE REVENUES
Life insurance and annuities                        $  1,801     $    298        $    169     $  1,672        10.1%
Accident and health insurance                            337          325              21           33        63.6%
                                                     ------------------------------------------------------------------
                          TOTAL INSURANCE REVENUES  $  2,138     $    623        $    190     $  1,705        11.1%
                                                     ------------------------------------------------------------------

FOR THE YEAR ENDED DECEMBER 31, 1995
                                                     ------------------------------------------------------------------
Life insurance in force                             $182,716     $112,774        $ 26,996     $ 96,938        27.8%
                                                     ------------------------------------------------------------------

INSURANCE REVENUES
Life insurance and annuities                        $  1,232     $    325        $    574     $  1,481        38.8%
Accident and health insurance                            313          324              17            6       283.3%
                                                     ------------------------------------------------------------------
                          TOTAL INSURANCE REVENUES  $  1,545     $    649        $    591     $  1,487        39.7%
                                                     ------------------------------------------------------------------

                            94    - PROSPECTUS